UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3790

Pear Tree Funds

(Exact name of registrant as specified in charter)

55 Old Bedford Road, Lincoln, MA 01773

(Address of principal executive offices)

Willard L. Umphrey

Pear Tree Advisors, Inc.

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code: (781) 676-5900

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2018 through September 30, 2018

ITEM 1. REPORTS TO SHAREOWNERS.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2018
U.S. EQUITY FUNDS
PEAR TREE POLARIS SMALL CAP FUND
PEAR TREE QUALITY FUND
INTERNATIONAL EQUITY FUNDS
PEAR TREE PANAGORA EMERGING MARKETS FUND*
PEAR TREE POLARIS FOREIGN VALUE FUND
PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

* Formerly Pear Tree PanAgora Dynamic Emerging Markets Fund.

PEAR TREE FUNDS

Pear Tree Polaris Small Cap Fund
Pear Tree Quality Fund
Pear Tree PanAgora Emerging Markets Fund
Pear Tree Polaris Foreign Value Fund
Pear Tree Polaris Foreign Value Small Cap Fund
SEMI-ANNUAL REPORT
September 30, 2018
Service Providers	inside back cover
This report must be preceded or accompanied by a current Pear Tree Funds prospectus for individuals who are not current shareholders of the Funds. If you are not a shareholder of a Pear Tree Fund, you should read the prospectus carefully before investing because it contains more complete information on the Pear Tree Funds’ investment objectives, risks, charges and expenses. Please consider this information carefully. For a prospectus and other information, visit www.peartreefunds.com or call 1-800-326-2151.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither Pear Tree Funds nor U.S. Boston Capital Corporation is a bank.

PEAR TREE FUNDS

Dear Fellow Shareholder,
We are pleased to provide you with the Pear Tree Funds’ Semi-Annual Report for the six-month period ended September 30, 2018 and to update you on recent market conditions and the performance of the Pear Tree Funds.
For current performance information, please visit our website at www.peartreefunds.com. We thank you for your continued confidence in the Pear Tree Funds. Please feel free to e-mail us at info@peartreefunds.com or call us at 1-800-326-2151 with any questions or for assistance on your account.
Sincerely,
Willard Umphrey
President and Chairman

Any statements in this report regarding market or economic trends or the factors influencing the historical or future performance of the Pear Tree Funds are the views of the Funds’ Investment Manager and Sub-Advisers as of the date of this report. These views are subject to change at any time based upon market and other conditions, and Fund management and the subadvisers to the Funds disclaim any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Pear Tree Fund. Any references to specific securities are not recommendations of such securities and may not be representative of any Pear Tree Fund’s current or future investments.
Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

PEAR TREE FUNDS

FUND EXPENSES
We believe it’s important for Fund shareholders to have a clear understanding of fund expenses and the impact expenses have on investment returns. The following is important information about each Fund’s Expense Example, which appears below.
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees (on Ordinary Shares) and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.
Actual Expenses
The first line for each Share Class for each Fund provides information about actual account returns and actual expenses. You may use the information in this line, together with the amount you invested for that Fund and Share Class, to estimate the expenses that you paid over the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000, then multiply the result by the number under the heading “Expenses Paid During the Period.”
Hypothetical Example for Comparison Purposes
The second line for each Share Class for each Fund shows you hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and hypothetical expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information only to compare the ongoing expenses of investing in the Fund with the ongoing expenses of other funds. To do so, compare the Fund’s 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

PEAR TREE FUNDS

Expense Example for the 6 months ended September 30, 2018
These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.
Pear Tree Fund	Share Class	Total Return Description	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Annualized Expense Ratio	Expenses Paid * 4/1/2018- 9/30/2018
Small Cap **	Ordinary	Actual	$1,000.00	$1,119.70	1.32%	$7.04
		Hypothetical	$1,000.00	$1,018.43	1.32%	$6.70
	Institutional	Actual	$1,000.00	$1,122.00	0.95%	$5.07
		Hypothetical	$1,000.00	$1,020.29	0.95%	$4.82
Quality **	Ordinary	Actual	$1,000.00	$1,147.60	1.23%	$6.64
		Hypothetical	$1,000.00	$1,018.89	1.23%	$6.24
	Institutional	Actual	$1,000.00	$1,149.90	0.86%	$4.65
		Hypothetical	$1,000.00	$1,020.74	0.86%	$4.37
Emerging Markets **	Ordinary	Actual	$1,000.00	$909.40	1.39%	$6.66
		Hypothetical	$1,000.00	$1,018.09	1.39%	$7.04
	Institutional	Actual	$1,000.00	$911.10	1.02%	$4.90
		Hypothetical	$1,000.00	$1,019.94	1.02%	$5.18
Foreign Value	Ordinary	Actual	$1,000.00	$1,024.40	1.39%	$7.08
		Hypothetical	$1,000.00	$1,018.08	1.39%	$7.06
	Institutional	Actual	$1,000.00	$1,026.70	1.02%	$5.21
		Hypothetical	$1,000.00	$1,019.93	1.02%	$5.19
	R6	Actual	$1,000.00	$1,026.60	0.99%	$5.05
		Hypothetical	$1,000.00	$1,020.08	0.99%	$5.04
Foreign Value Small Cap	Ordinary	Actual	$1,000.00	$958.40	1.41%	$6.93
		Hypothetical	$1,000.00	$1,017.99	1.41%	$7.15
	Institutional	Actual	$1,000.00	$959.80	1.04%	$5.12
		Hypothetical	$1,000.00	$1,019.84	1.04%	$5.28
	R6	Actual	$1,000.00	$960.10	1.01%	$4.98
		Hypothetical	$1,000.00	$1,019.99	1.01%	$5.13
*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

**
No Class R6 Shares were outstanding for this Fund during the reporting period.

PEAR TREE POLARIS SMALL CAP FUND

INVESTMENT PROFILE
All Data as of September 30, 2018, except as noted
Fund Information
Net Assets	$136.7 Million
Number of Companies	49
Price to Book Ratio	1.9
Price to Earnings Ratio	19.7
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.55%	1.30%
Total Expense Ratio (Net)*	1.55%	1.18%
Ticker Symbol	USBNX	QBNAX

*
per prospectus dated August 1, 2018. See financial highlights for total expense ratios for the six months ended September 30, 2018. The Fund had no Class R6 Shares outstanding during the reporting period.

Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Small Cap Fund)
For the semi-annual period ended September 30, 2018, the Pear Tree Polaris Small Cap Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, the Russell 2000 Index (the “Index”). The Fund had a return of 11.97% at net asset value compared to 11.61% for the Index.
Market Conditions and Investment Strategies
More than half of the outperformance was attributable to Information Technology (IT), followed by other cyclical sectors including Financials, Industrials and Consumer Discretionary. All sectors were in absolute positive territory with the exception of Materials.
In IT, post-hurricane rebuild and economic recovery in Puerto Rico benefitted regional transaction processor, Evertec Inc. Integrated Device Technology, up 54%, was the subject of a premium-priced acquisition by Japanese semiconductor company, Renesas Electronics Corp. Insight Enterprises, an IT products distributor, had solid earnings with high organic growth rates and decent operating leverage, executing well in comparison to competitors.
Two thirds of Financials gained during the quarter; however, the biggest story was OFG Bancorp which gained 55%. The Puerto-Rican bank reported three consecutive quarters of solid results following the September 2017 hurricanes. RBB Bancorp down 13%, a California-based commercial bank serving the Chinese-American community, was impacted by macro-economic concerns stemming from the U.S.-China tariff escalation. Ameris Bancorp’s, down 13%, provisions increased due to two loan impairments from a recent acquisition.
Industrial sector gains were led by Kforce Inc., as the company cited high demand for part-time tech services as the labor market continued to tighten. Wallboard manufacturer, Continental Building Product, up 32%, reported robust sales and profits on the back of a steady U.S. housing and renovation market. Sector gains would have been even stronger if not for double-digit losses from Knight-Swift Transportation and Deluxe Corp. In Materials, U.S. Concrete Inc., down 24%, dealt with higher costs and interest expenses, partially due to recent acquisitions.
Portfolio Changes
During the semi-annual period, the Fund sold Pinnacle Financial Partners as it reached our valuation limit. The Fund exited Education Realty Trust Inc. and Microsemi Corp. when both companies became acquisitions targets. Profits were redeployed to purchase: chicken producer Sanderson Farms Inc.; chemical distributor Nexeo Solutions, Inc.; RBB Bancorp, a California-based bank catering to the Chinese-American community; and Regal Beloit Corp., a producer of electric motors for HVAC and industrial applications.

PEAR TREE POLARIS SMALL CAP FUND

A Look Ahead
The U.S. economy continued its upward momentum, as evidenced by low unemployment, measured GDP growth and the Federal Reserve’s third interest rate hike in 2018. The majority of companies echo this upbeat sentiment. In a heated U.S. market, value opportunities are limited. However, there are pockets of weakness, like auto sales trending down and certain sectors impacted by tariffs. We await periods of volatility to purchase watch list stocks at attractive prices.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr. of Polaris Capital Management, LLC.

PEAR TREE POLARIS SMALL CAP FUND

Top 10 Holdings
Percentage of total net assets	25.7%
Deluxe Corporation	3.2%
Integrated Device Technology, Inc.	2.7%
EVERTEC, Inc.	2.6%
Continental Building Products, Inc.	2.6%
Ferro Corporation	2.5%
Nxeo Solutions, Inc.	2.5%
Cinemark Holdings, Inc.	2.4%
Insight Enterprises, Inc.	2.4%
Regal Beloit Corporation	2.4%
OFG Bancorp	2.4%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	25.6%
Industrials	25.1%
Information Technology	14.5%
Consumer Discretionary	9.2%
Health Care	6.9%
Real Estate	5.6%
Energy	4.1%
Materials	3.7%
Consumer Staples	2.1%
Utilities	1.9%
CASH + other assets (net)	1.3%

Value of a $10,000 Investment
Pear Tree Polaris Small Cap (PTSC) Ordinary Sharesvs. Russell 2000 Index

Average Annual Total Returns
	3Q 2018	Six Months	One Year	Five Year (3)	Ten Year (3)	Since Inception (3)	Inception Date
Ordinary Shares	3.97%	11.97%	12.91%	7.49%	8.24%	9.93%	08/03/1992
Institutional Shares (1)	4.07%	12.20%	13.32%	7.80%	8.53%	9.46%	01/06/1993
Russell 2000 (2)	3.58%	11.61%	15.24%	11.07%	11.11%	10.11%	————————
(1)
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

(2)
The Russell 2000 Index is a market capitalization-weighted index of 2,000 small company stocks. It is widely recognized as representative of the general market for small company stocks. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date of the Index is 08/03/92.

(3)
Returns that cover periods prior to 01/01/2015 include performance information of another investment sub-adviser.

The Fund had no Class R6 Shares outstanding during the reporting period.
Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PEAR TREE POLARIS SMALL CAP FUND

Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies. The Fund may invest in issuers in the real estate industry. Changes in real estate values or economic downturns can have a significant negative effect on these issuers. The Fund may invest in foreign issuers that trade on U.S. stock exchanges. These issuers may be subject to special risks including different corporate governance rules and bankruptcy laws.

Pear Tree Quality Fund

INVESTMENT PROFILE
All Data as of September 30, 2018, except as noted
Fund Information
Net Assets	$178.1 Million
Number of Companies	46
Price to Book Ratio	4.6
Price to Earnings Ratio	17.8
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.54%	1.29%
Total Expense Ratio (Net)*	1.29%	0.92%
Ticker Symbol	USBOX	QGIAX
*
per prospectus dated August 1, 2018. See financial highlights for the total expense ratios for the six months ended September 30, 2018. The Fund had no Class R6 Shares outstanding during the reporting period.

Investment Commentary
(prepared by Pear Tree Advisors, Inc., the Investment Manager to Pear Tree Quality Fund)
For the semi-annual period ended September 30, 2018, the Pear Tree Quality Fund's Ordinary Shares (the "Fund") outperformed its benchmark, S&P 500 (the “Index"). The Fund achieved a return of 14.76% at net asset value compared to 11.41% for the Index.
Market Conditions and Investment Strategies
The Fund’s investment manager currently chooses securities for the Fund by periodically selecting a mutual fund (the “Target Portfolio”) and monitoring the Target Portfolio’s holdings. The Fund’s investment adviser, at the direction of the investment manager, rebalances the Fund’s portfolio to correspond to the Target Portfolio’s most recent holdings as publicly reported. From April 1, 2018 to September 30, 2018, the Fund’s Ordinary Shares, when compared to the Target Portfolio, had a tracking error of 0.35.
Over the previous six months, the Information Technology sector was the largest positive contributor to the Fund’s performance, due to both sector and stock selection. The Fund’s underweight position in Financials also contributed to performance.
The greatest detractors from performance came from sector selection in the Consumer Discretionary and Consumer Staple sectors. Sector and stock selection in the Energy sector also detracted from performance.
Portfolio Changes
We expect the Fund to have a relatively low turnover rate given the historical stability and relatively low turnover rate of the current Target Portfolio.
For the semi-annual period ended September 30, 2018, the Fund rebalanced the holdings twice to replicate the publicly disclosed holdings of the current target portfolio. The two rebalances resulted in the sale of seven positions. The Fund opened new positions in three companies; one Health Care company, one Information Technology Company and one Communication Services company.
A Look Ahead
For the foreseeable future, the Fund’s investment manager expects the Target Portfolio to remain the same. For more information on the selection of the Target Portfolio(s), please see the Fund’s Prospectus.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

Fund trading execution is overseen by Mark D. Tindall, CFA of Chartwell Investment Partners, LLC.

Pear Tree Quality Fund

Top 10 Holdings
Percentage of total net assets	46.0%
Apple, Inc.	6.9%
Alphabet Inc. A	6.1%
Oracle Corporation	5.9%
Microsoft Corporation	5.3%
UnitedHealth Group, Inc.	5.0%
Johnson & Johnson	4.9%
Accenture plc	3.2%
QUALCOMM Incorporated	3.0%
Medtronic plc	3.0%
TJX Companies, Inc. (The)	2.7%
Sector Allocation
Percentage of total net assets	100.0%
Information Technology	45.2%
Health Care	24.9%
Consumer Staples	11.8%
Financials	7.1%
Consumer Discretionary	4.8%
Industrials	4.5%
Energy	0.0%
Materials	0.0%
Real Estate	0.0%
Telecommunicaiton Services	0.0%
Utilities	0.0%
CASH + other assets (net)	1.7%

Value of a $10,000 Investment
Pear Tree Quality (PTQ) Ordinary Shares vs.S&P 500 Index

Average Annual Total Returns
	3Q 2018	Six Months	One Year	Five Year	Ten Year (3)	Since Inception (3)	Inception Date
Ordinary Shares	10.59%	14.76%	20.90%	14.10%	10.49%	9.66%	05/06/85
Institutional Shares (1)	10.65%	14.99%	21.36%	14.42%	10.80%	8.68%	03/25/91
S&P 500 (2)	7.71%	11.41%	17.91%	13.95%	11.97%	11.08%	————————
(1)
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

(2)
The S&P 500 Index is an unmanaged index of stocks chosen for their size and industry characteristics. It is widely recognized as representative of stocks in the United States. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in the Index. For comparative performance purposes the beginning date for the Index is 05/29/85. S&P 500 Index is a registered mark of Standard & Poor’s.

(3)
Returns that cover periods prior to 01/01/2011 include performance information of other investment sub-advisers pursuing different strategies.

The Fund had no Class R6 Shares outstanding during the reporting period.
Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Pear Tree Quality Fund

Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, may not be able to attain the high growth rates of successful smaller companies, and may be unable to respond as quickly to competitive challenges.
Investing in foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently than the U.S. market.

Pear Tree Quality Fund

This page intentionally left blank.

Pear Tree PanAgora Emerging Markets Fund

INVESTMENT PROFILE
All Data as of September 30, 2018, except as noted
Fund Information
Net Assets	$99.9 Million
Number of Companies	155
Price to Book Ratio	1.4
Price to Earnings Ratio	8.8
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.66%	1.40%
Total Expense Ratio (Net)*	1.44%	1.06%
Ticker Symbol	QFFOX	QEMAX
*
per prospectus dated August 1, 2018. See financial highlights for the total expense ratios for the six months ended September 30, 2018. The Fund had no Class R6 Shares outstanding during the reporting period.

Investment Commentary
(prepared by PanAgora Asset Management, Inc., sub-adviser to Pear Tree PanAgora Emerging Markets Fund)
For the semi-annual period ended September 30, 2018, the Pear Tree PanAgora Emerging Markets Fund’s Ordinary Shares (the “Fund”), underperformed its benchmark, the MSCI Emerging Markets Index (the “Index”). The Fund achieved a return of (9.06%) at net asset value compared to (8.73%) for the Index.
Market Conditions and Investment Strategies
On a country basis, the largest detractors were Turkey (0.92%) and Mexico (0.51%). Among holdings in Turkey, the largest detractor was an overweight position in Petkin Petrokimya Holdings AS., while among holdings in Mexico, the largest detractor was an underweight position in Grupo Financiero Banorte. The largest contributors were China 1.20% and Brazil 1.18%. Among holdings in China, the largest contributor was an underweight position in Tencent Holdings Ltd., while among holdings in Brazil, the largest contributor was an underweight position in Banco Bradesco SA.
On a sector basis, the largest detractors were Materials (1.39%) and Industrials (0.89). Among holdings in Materials, the largest detractor was an overweight position in Lotte Chemical Corp, while among holdings in Industrials, the largest detractor was an overweight position in Bidvest Group Ltd. The largest contributors for the six month period were Financials 1.44% and Consumer Staples 1.04%. Among holdings in Financials, the largest contributor was an underweight position in Banco Bradesco SA, while among holdings in Consumer Staples, the largest contributor was an overweight position in President Chain Store Corp.
Portfolio Changes
As of May 8, 2018, the Pear Tree PanAgora Risk Parity Emerging Market Fund merged into the Pear Tree PanAgora Emerging Markets Fund. The remaining Fund uses a proprietary risk parity multi-factor approach when constructing the portfolio.
A Look Ahead
As a quantitative investment firm, we tend not to provide strategy-specific forward looking commentary. We believe that our systematic investment approach ensures that we deliver a portfolio of our highest conviction of ideas to all of our clients.

The Fund’s portfolio is managed by Edward Qian, Ph.D., CFA, and Nick Alonso, CFA of PanAgora Asset Management, Inc.

Pear Tree PanAgora Emerging Markets Fund

Top 10 Holdings
Percentage of total net assets	23.4%
President Chain Store Corp.	3.1%
HCL Technologies Ltd.	3.0%
SK Telecom Company Ltd.	2.8%
Pou Chen Corporation	2.3%
Ruentex Industries Ltd.	2.2%
KT&G Corporation	2.2%
Hengan International Group Co., Ltd.	2.1%
China Mobile Limited	2.1%
LG Corp.	1.8%
Commercial International Bank	1.8%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	17.1%
Energy	14.9%
Consumer Discretionary	14.0%
Information Technology	12.6%
Materials	9.5%
Consumer Staples	8.8%
Industrials	8.8%
Telecommunication Services	6.3%
Utilities	3.5%
Real Estate	1.4%
Health Care	0.9%
Mutual Funds	0.8%
CASH + other assets (net)	1.4%

Top 10 Country Allocations
Percentage of total net assets	90.1%
South Korea	20.8%
Hong Kong	13.2%
Taiwan	13.1%
China	8.2%
South Africa	8.1%
Russia	7.0%
Thailand	6.4%
Turkey	6.1%
India	4.7%
United Arab Emerates	2.5%
Value of a $10,000 Investment
Pear Tree PanAgora Emerging Markets (PTEM)Ordinary Shares vs. MSCI EM Index

Average Annual Total Returns
	3Q 2018	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	0.62%	(9.06)%	(2.14)%	0.40%	2.87%	4.83%	09/30/94
Institutional Shares (1)	0.65%	(8.89)%	(1.80)%	0.70%	3.15%	6.17%	04/02/96
MSCI EM (2)	(0.95)%	(8.73)%	(0.44)%	3.99%	5.76%	5.16%	————————
(1)
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

(2)
The Morgan Stanley Capital International Emerging Markets (“MSCI EM”) Index is an unmanaged index comprised of stocks located in countries other than the United States. It is widely recognized as representative of the general market for emerging markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 09/30/94.

The Fund had no Class R6 Shares outstanding during the reporting period.
Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Pear Tree PanAgora Emerging Markets Fund

Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differenetly than the U.S. market.

Pear Tree PanAgora Emerging Markets Fund

This page intentionally left blank.

Pear Tree Polaris Foreign Value Fund

INVESTMENT PROFILE
All Data as of September 30, 2018, except as noted
Fund Information
Net Assets	$3,485.2 Million
Number of Companies	53
Price to Book Ratio	1.7
Price to Earnings Ratio	14.3
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.51%	1.26%	1.11%
Total Expense Ratio (Net) *	1.41%	1.04%	1.01%
Ticker Symbol	QFVOX	QFVIX	QFVRX
*
per prospectus dated August 1, 2018. See financial highlights for the total expense ratios for the six months ended September 30, 2018.

Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Foreign Value Fund)
For the semi-annual period ended September 30, 2018, the Pear Tree Polaris Foreign Value Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, the MSCI EAFE Index (the “Index”). The Fund had a return of 2.44% at net asset value compared to 0.44% for the Index.
Market Conditions and Investment Strategies
Outperformance can be attributed to Fund holdings in both developed and emerging countries, with the only notable detractors in the U.K. and France. At a sector level, gains in Materials, Health Care and Telecommunication services offset modest declines in Consumer Discretionary and Information Technology (IT).
In Materials, Methanex Corporation, gained 31%, posted record quarterly results on strong underlying demand and higher methanol prices. Yara International’s, up 18%, revenue was above analyst estimates, benefitting from increased fertilizer deliveries. Sector results would have been greater if not for French minerals company, Imerys SA, which settled a modest talcum powder case that had an outsized impact on the stock price. In Health Care, Israel’s Teva Pharmaceutical rebounded from prior quarter lows, as it continued its restructuring and reduced debt. The company reaffirmed the long-term safety of its blockbuster branded drug, Copaxone, and expects its new migraine therapy to undergo FDA review in 2018. LG Uplus was up 31% as the top overall Fund contributor. The South Korean Telecom launched a new mobile plan that gained traction, winning over subscribers from competitors. LG Uplus also entered into an exclusive multi-year partnership with Netflix to distribute content in South Korea.
IT holdings impinged most on six-month results, with all but one stock in negative territory. Nexon Co.’s second quarter earnings missed expectations; the stock was driven down 22%. South Korean semiconductor company, SK Hynix, was hit by weaker DRAM pricing heading into 2019. Michelin, Publicis Groupe and British homebuilders Taylor Wimpey and Bellway PLC hampered Consumer Discretionary holdings; the few sector bright spots were Cineworld Group PLC, Next PLC and Kia Motors.
Portfolio Changes
During the semi-annual period, the Fund sold positions in Symrise AG, Asahi Group Holdings and WorleyParsons, netting satisfying profits. Japanese gaming company, Mixi, and Russian commercial bank, Sberbank, were also exited. Proceeds were used to purchase three Consumer Discretionary stocks, Publicis Groupe, Inchcape and Korean Tobacco & Ginseng Corporation, as well as Korean bank, Shinhan Financial Group.
A Look Ahead
U.S. stocks continued to perform well relative to the rest of the world. Germany pointed to domestic demand and above-inflation pay raises bolstering growth. House buying remained firm, along with retail sales and service in the U.K.; however, BREXIT-related uncertainty may drag on business investment in coming quarters. Asian economies are wary, as the U.S.-China tariff salvos continue. We await periods of global market volatility to purchase watch list stocks at attractive prices.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds.

Pear Tree Polaris Foreign Value Fund

As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC.

Pear Tree Polaris Foreign Value Fund

Top 10 Holdings
Percentage of total net assets	23.4%
Standard Chartered plc	2.6%
Bellway plc	2.5%
Yara International ASA	2.4%
Novartis AG	2.4%
Siam Commercial Bank PCL	2.3%
Methanex Corporation	2.3%
Cineworld Group plc	2.3%
Hannover Rueck SE	2.2%
Sasol Ltd.	2.2%
Andritz AG	2.2%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	22.1%
Consumer Discretionary	19.1%
Materials	16.6%
Industrials	10.4%
Telecommunication Services	7.5%
Information Technology	6.8%
Health Care	4.4%
Consumer Staples	3.4%
Energy	2.2%
Utilities	2.0%
Cash and Other Assets (Net)	5.5%

Top 10 Country Allocations
Percentage of total net assets	72.1%
United Kingdom	15.0%
Germany	13.3%
South Korea	10.9%
France	8.4%
Norway	6.1%
Japan	5.9%
Canada	4.0%
Sweden	3.8%
Switzerland	2.4%
Thailand	2.3%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value (PTFV)Ordinary Shares vs. MSCI EAFE Index

Average Annual Total Returns
	3Q 2018	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	1.55%	2.44%	5.24%	6.47%	8.97%	6.78%	05/15/1998
Institutional Shares (1)	1.69%	2.67%	5.70%	6.79%	9.24%	8.17%	12/18/1998
R6 Shares (1)	1.70%	2.66%	5.78%	—%	—%	12.73%	02/06/2017
MSCI EAFE (2)	1.42%	0.44%	3.25%	4.90%	5.87%	4.80%	————————
(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

(2)
The Morgan Stanley Capital International Europe, Australia, and Far East (“MSCI EAFE”) Index is an unmanaged index comprised of stocks in countries other than the United States. It is widely recognized as representative of the general market for developed foreign markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 05/9/98.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Pear Tree Polaris Foreign Value Fund

Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differenetly than the U.S. market.

Pear Tree Polaris Foreign Value Small Cap Fund

INVESTMENT PROFILE
All Data as of September 30, 2018, except as noted
Fund Information
Net Assets	$1,057.1 Million
Number of Companies	71
Price to Book Ratio	1.5
Price to Earnings Ratio	10.9
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.52%	1.27%	1.12%
Total Expense Ratio (Net)*	1.42%	1.05%	1.02%
Ticker Symbol	QUSOX	QUSIX	QUSRX
* per prospectus dated August 1, 2018. See financial highlights for the total expense ratios for the six months ended September 30, 2018.
Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Foreign Value Small Cap Fund)
For the semi-annual period ended September 30, 2018, the Pear Tree Polaris Foreign Value Small Cap Fund’s Ordinary Shares (the “Fund”) underperformed its benchmark, the MSCI ACWI ex USA Small Cap Index (the “Index”). The Fund had a return of (4.16%) at net asset value compared to (3.83%) for the Index.
Market Conditions and Investment Strategies
We have witnessed a recent divergence in the performance of U.S. equities versus the rest of the world, attributable to rising U.S. interest rates, a strengthening U.S. dollar and U.S.-China trade wars. As a result, the Fund’s holdings in most emerging and developed markets were weak, including Germany, Ireland, India, Hong Kong and South Korea.
Eight of 11 sectors were in negative territory for the semi-annual period, with Financials, Healthcare and Consumer Discretionary comprising the majority of the loss. Two Indian banks detracted on slowing loan growth and deteriorating credit quality. In Health Care, Draegerwerk AG & Co. (33%) reported lackluster results impacted by unfavorable foreign exchange rates, strained business development and prolonged turnaround efforts. UDG Healthcare PLC (27%) announced decent quarterly results, but dealt with the overhang of its low margin business, Aquilant. Solid returns by U.K.-based Cineworld Group and Restaurant Group couldn’t offset losses elsewhere in the Consumer Discretionary sector.
Top Fund performers were concentrated in the Information Technology sector. The depreciating Thai Bhat benefitted semiconductor exporter, Hana Microelectronics up 18%. Hana’s products remain in high demand, especially in China, where their smartphone customers continue to usurp market share from competitors. NIIT Technologies Ltd.’s, up 12%, earnings announcement cited stronger sales, rising profits and an increasing order book.
Portfolio Changes
During the semi-annual period, the Fund exited ten stocks including Yageo Corporation, as well as WorleyParsons, Nolato AB, QSC AG, Clarkson PLC, Kinepolis, KRBL Limited, WT Microelectronics Co., and Chong Hong Construction Co. as valuations reached our target levels. Go-Ahead Group PLC was sold due to fading fundamentals. Profits from sales were allocated to South Korean DGB Financial Group; Taiwanese real estate developer, Cathay Real Estate Development; and Elite Material Co., a Taiwanese company making copper clad laminates for smartphones.
A Look Ahead
The U.S. economy showed significant strength, while most other world economies were in modestly positive territory for the period. While there is concern manufacturing activity is slowing throughout Europe as export demand weakens and input costs firm, we continue to see a potential strengthening in the third quarter after a slower summer. Asian economies remain wary, as the U.S.-China tariff salvos continue. However, Asia still dominates our valuation screens and recent research trips have identified many small-cap opportunities in Japan and South Korea.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds.

Pear Tree Polaris Foreign Value Small Cap Fund

As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC

Pear Tree Polaris Foreign Value Small Cap Fund

Top 10 Holdings
Percentage of total net assets	22.9%
Cineworld Group plc	2.5%
The Restaurant Group plc	2.4%
Zojirushi Corporation	2.3%
Galliford Try plc	2.3%
Elis SA	2.3%
IBJ Leasing Company, Limited	2.3%
Daicel Corporation	2.2%
Kanematsu Corporation	2.2%
Dowa Holdings Co., Limited	2.2%
Weatherspoon (J.D.) plc	2.2%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Consumer Discretionary	26.6%
Industrials	17.3%
Financials	16.7%
Information Technology	13.2%
Materials	7.2%
Utilities	5.7%
Real Estate	2.8%
Health Care	2.7%
Consumer Staples	2.3%
Telecommunication Services	1.6%
Energy	0.0%
CASH + other assets (net)	3.9%

Top 10 Country Allocations
Percentage of total net assets	78.9%
United Kingdom	18.8%
Japan	16.5%
Taiwan	10.7%
Norway	6.9%
Thailand	5.5%
Germany	4.4%
Hong Kong	4.3%
France	4.2%
South Korea	3.9%
India	3.7%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value Small Cap (PTFVSC)Ordinary Shares vs. MSCI ACWI ex USA Small Cap Index

Average Annual Total Returns
	3Q 2018	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(2.22)%	(4.16)%	(3.06)%	8.14%	10.38%	6.86%	5/1/2008
Institutional Shares (1)	(2.15)%	(4.02)%	(2.69)%	8.44%	10.67%	7.13%	5/1/2008
R6 Shares (1)	(2.12)%	(3.99)%	(2.61)%	—%	—%	11.73%	2/6/2017
MSCI ACWI ex USA Small Cap (2)	(1.42)%	(3.83)%	2.24%	6.52%	9.11%	5.02%	————————
(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

(2)
The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States). With 2,372 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country. You cannot invest directly in an index. For comparative performance purposes, the beginning date of the Index is May 01, 2008.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Pear Tree Polaris Foreign Value Small Cap Fund

Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differenetly than the U.S. market.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)
Common Stock — 98.7%
	Shares	Value
AUTO COMPONENTS — 1.8%
Motorcar Parts of America, Inc. (a)	106,614	$2,500,098
BANKS — 21.4%
Ameris Bancorp	62,200	2,842,540
Brookline Bancorp, Inc.	156,000	2,605,200
Bryn Mawr Bank Corporation	54,146	2,539,447
Central Pacific Financial Corporation	90,783	2,399,395
CoBiz Financial, Inc.	118,009	2,612,719
Colony Bankcorp, Inc.	157,079	2,796,006
Dime Community Bancshares, Inc.	148,900	2,657,865
F.N.B. Corporation	196,280	2,496,682
International Bancshares Corporation	60,700	2,731,500
OFG Bancorp	205,000	3,310,750
RBB Bancorp	92,432	2,264,584
		29,256,688
BUILDING PRODUCTS — 4.4%
Continental Building Products Inc. (a)	94,300	3,540,965
NCI Building Systems, Inc. (a)	162,344	2,459,512
		6,000,477
CAPITAL MARKETS — 1.9%
Hercules Capital Inc.	193,015	2,540,077
CHEMICALS — 2.5%
Ferro Corporation (a)	146,835	3,409,509
COMMERCIAL SERVICES AND SUPPLIES — 3.2%
Deluxe Corporation	75,900	4,321,746
COMMUNICATIONS EQUIPMENT — 2.2%
Bel Fuse Inc. Class B	111,100	2,944,150
CONSTRUCTION MATERIALS — 1.2%
U.S. Concrete, Inc. (a)(b)	34,960	1,602,916
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	35,400	2,655,354
ELECTRICAL EQUIPMENT — 2.4%
Regal Beloit Corporation	40,200	3,314,490
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Avnet, Inc.	60,100	2,690,677

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
	Shares	Value
ENERGY EQUIPMENT & SERVICES — 2.1%
Dril-Quip, Inc. (a)	56,000	$2,926,000
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.6%
Digital Realty Trust, Inc.	19,816	2,228,904
EPR Properties	39,910	2,730,243
Physicians Realty Trust	158,222	2,667,623
		7,626,770
FOOD PRODUCTS — 2.0%
Sanderson Farms, Inc.	27,100	2,801,327
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Computer Programs and Systems, Inc. (b)	96,450	2,589,683
Natus Medical, Inc. (a)	79,420	2,831,323
		5,421,006
INSURANCE — 2.3%
United Insurance Holdings Corporation	142,751	3,194,767
INTERNET SOFTWARE & SERVICES — 4.7%
Insight Enterprises, Inc. (a)	61,327	3,317,177
Web.com Group, Inc. (a)	112,600	3,141,540
		6,458,717
IT SERVICES — 3.0%
Alliance Data Systems Corporation	2,255	532,541
EVERTEC Inc	147,900	3,564,390
		4,096,931
LIFE SCIENCES TOOLS & SERVICES — 2.2%
Cambrex Corporation (a)	43,597	2,982,035
MACHINERY — 4.4%
Exco Technologies Limited	384,900	2,814,489
Greenbrier Companies, Inc. (The)	52,500	3,155,250
		5,969,739
MEDIA — 3.3%
Cinemark Holdings, Inc.	82,791	3,328,198
Entravision Communications Corporation, Class A	232,264	1,138,094
		4,466,292
OIL, GAS & CONSUMABLE FUELS — 2.0%
Diamondback Energy, Inc.	20,270	2,740,301

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
	Shares	Value
PHARMACEUTICALS — 0.8%
Phibro Animal Health Corporation	25,500	$1,093,950
PROFESSIONAL SERVICES — 2.3%
Kforce, Inc.	85,094	3,199,534
ROAD & RAIL — 1.7%
Knight-Swift Transportation Holdings Inc.	69,094	2,382,361
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Integrated Device Technology, Inc. (a)	78,339	3,682,716
SPECIALTY RETAIL — 2.0%
Asbury Automotive Group, Inc. (a)	40,046	2,753,163
TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Deckers Outdoor Corporation (a)	23,500	2,786,630
TRADING COMPANIES & DISTRIBUTORS — 6.7%
Air Lease Corporation	64,000	2,936,320
Nexeo Solutions, Inc. (a)	276,800	3,390,800
WESCO International, Inc. (a)	45,300	2,783,685
		9,110,805
TOTAL COMMON STOCK
(Cost $97,118,066)		134,929,226

Short Term Investments—1.3%
	Par Value	Value
Money Market—1.3%
State Street Bank Institutional U.S. Government Money Market Fund, 1.97% (c) (Cost $1,781,529)	$1,781,529	1,781,529
TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)—100.0% (Cost $98,899,595)		136,710,755
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED—0.1%
Money Market—0.1%
BlackRock FedFund (Institutional Shares), 1.96% (d) (Cost $175,809)		175,809
TOTAL INVESTMENTS—100.1% (Cost $99,075,404)		136,886,564
OTHER ASSETS & LIABILITIES (NET)—(0.1%)		(195,479)
NET ASSETS—100%		$136,691,085

(a)
Non-income producing security

(b)
All or a portion of this security was out on loan.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
(c)
Interest rate reflects seven-day effective yield on September 30, 2018

(d)
Interest rate reflects seven-day effective yield on September 30, 2018

(e)
At September 30, 2018, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $98,996,863 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$39,322,443
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,608,551)
Net unrealized appreciation/(depreciation)	$37,713,892

The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)
Common Stock — 98.3%
	Shares	Value
AEROSPACE & DEFENSE — 2.1%
United Technologies Corporation	26,256	$3,670,851
BANKS — 4.6%
U.S. Bancorp	78,869	4,165,072
Wells Fargo & Company	78,982	4,151,294
		8,316,366
BEVERAGES — 1.3%
Coca-Cola Company (The)	51,610	2,383,866
COMMUNICATIONS EQUIPMENT — 3.7%
QUALCOMM Incorporated	75,007	5,402,754
Schlumberger Limited	21,011	1,279,990
		6,682,744
COMPUTERS & PERIPHERALS — 7.3%
Apple, Inc.	54,216	12,238,720
Teradata Corporation (a)	20,684	779,993
		13,018,713
DIVERSIFIED FINANCIAL SERVICES — 2.5%
American Express Company	41,247	4,392,393
ELECTRICAL EQUIPMENT — 1.0%
Honeywell International Inc.	10,768	1,791,795
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corporation	11,451	1,076,623
FOOD PRODUCTS — 3.6%
Nestle, S.A. (b)	29,141	2,424,531
Unilever plc (b)	70,760	3,889,677
		6,314,208
FOOD STAPLES & DRUG RETAILING — 2.9%
Costco Wholesale Corporation	18,763	4,407,053
PepsiCo, Inc.	6,211	694,390
		5,101,443
HEALTH CARE EQUIPMENT & SUPPLIES — 5.1%
Becton, Dickinson and Company	7,391	1,929,051
Medtronic plc	53,850	5,297,224
Stryker Corporation	10,738	1,907,928
		9,134,203

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 7.2%
Anthem, Inc.	13,851	$3,795,867
UnitedHealth Group, Inc.	33,776	8,985,767
		12,781,634
HOTELS RESTAURANT & LEISURE — 0.4%
Compass Group PLC (b)	32,781	741,342
HOUSEHOLD PRODUCTS — 1.7%
Reckitt Benckiser Group plc	32,028	2,957,991
INDUSTRIAL CONGLOMERATES — 1.4%
3M Company	12,058	2,540,741
INTERNET SOFTWARE & SERVICES — 7.3%
Alphabet Inc. A (a)	4,757	5,742,080
Alphabet Inc. C (a)	4,358	5,201,142
Facebook, Inc. (a)	12,068	1,984,703
		12,927,925
IT CONSULTING & SERVICES — 5.4%
Accenture plc	33,330	5,672,766
Cognizant Technology Solutions Corporation	50,291	3,879,951
		9,552,717
PHARMACEUTICALS & BIOTECHNOLOGY — 12.6%
Abbott Laboratories	42,261	3,100,267
Johnson & Johnson	62,607	8,650,409
Merck & Co., Inc.	44,359	3,146,827
Novartis AG (b)	30,297	2,610,390
Pfizer Inc.	39,186	1,726,927
Roche Holding Ltd. (b)	106,004	3,197,081
		22,431,901
RETAILING — 2.7%
TJX Companies, Inc. (The)	42,354	4,744,495
SEMICONDUCTOR EQUIPMENT & PRODUCTS — 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	75,254	3,323,216
Texas Instruments, Inc.	26,438	2,836,534
		6,159,750
SOFTWARE & SERVICES — 17.5%
Cisco Systems, Inc.	95,905	4,665,778
MasterCard Incorporated	9,545	2,124,813

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
	Shares	Value
SOFTWARE & SERVICES (continued)
Microsoft Corporation	83,119	$9,506,320
Oracle Corporation	203,106	10,472,145
SAP AG (b)(c)	19,038	2,341,674
Visa, Inc.	13,472	2,022,013
		31,132,743
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	24,267	1,710,581
V.F. Corporation	13,686	1,278,957
		2,989,538
TOBACCO — 2.4%
British American Tobacco plc (b)	54,253	2,529,818
Philip Morris International, Inc.	20,391	1,662,682
		4,192,500
TOTAL COMMON STOCK
(Cost $144,122,231)		175,036,482

Short Term Investments—4.1%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement 0.42%, 10/01/18, (Dated 09/28/18), Collateralized by 1,780,000 par TSY INFL IX N/B-2.375% due 01/15/2025, Market Value $2,602,807 Repurchase Proceeds $2,549,374 (Cost $2,549,285)	$2,549,285	2,549,285
TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)—102.4% (Cost $146,671,516)		177,585,767
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 1.3%
Money Market—1.3%
BlackRock FedFund (Institutional Shares) 1.96% (d) (Cost $2,314,095)	2,314,095	2,314,095
TOTAL INVESTMENTS 103.7% (Cost $148,985,611)		179,899,862
OTHER ASSETS & LIABILITIES (NET)—(3.7%)		(1,843,692)
NET ASSETS—100%		$178,056,170

(a)
Non-Income producing security

(b)
ADR—American Depositary Receipts

(c)
All or a portion of this security is out on loan

(d)
Interest rate reflects seven-day effective yield on September 30, 2018

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
(e)
At September 30, 2018, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $151,486,203 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$32,874,930
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,063,066)
Net unrealized appreciation/(depreciation)	$30,811,864

The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree PanAgora Emerging Markets Fund

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)
Common Stock — 95.4%
	Shares	Value
BRAZIL — 1.0%
Porto Seguro S.A.	26,600	$394,298
Sul America S.A.	98,500	640,282
		1,034,580
CHINA — 8.2%
Agricultural Bank of China, Class H	376,000	184,489
Anhui Conch Cement Company Limited H	57,000	344,135
Bank of China Ltd., H	69,392	30,856
Bank of Communications Co., Ltd. H	98,000	73,505
China Cinda Asset Management Co., Ltd. H	75,000	18,975
China Communications Services Corporation Ltd. H	34,000	31,323
China Construction Bank Corporation	202,422	176,915
China Merchants Bank Co., Ltd. - H Shares	8,500	34,538
China National Building Material Co., Ltd. H	558,000	495,531
China Shenhua Energy Co., Ltd.	294,000	671,687
China Southern Airlines Company Limited H	696,000	445,552
China Vanke Co., Ltd. H	13,300	44,015
Dongfeng Motor Group Company Limited	306,000	315,143
Fosun International	355,500	626,860
Guangzhou Automobile Group Co Ltd H Shares	308,000	341,210
Guangzhou R&F Properties Co., Ltd. H	50,400	92,607
Industrial & Commercial Bank of China Ltd.	161,911	118,338
Kingboard Chemical Holdings, Ltd.	214,000	698,645
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. B	19,200	26,304
Shenzhou International Group	50,550	648,495
Sino-Ocean Land Holdings Ltd.	59,000	26,009
Sinopec Shanghai Petrochemical Co., Ltd.	719,000	439,146
Weichai Power Company Ltd.	494,000	612,281
Yum China Holdings Inc.	23,638	829,930
YY Inc. (a)(b)	11,454	858,134
		8,184,623
CZECH REPUBLIC — 1.9%
Komercni Banka A.S.	22,187	911,409
Moneta Money Bank A.S.	265,211	977,034
		1,888,443
EGYPT — 1.8%
Commercial International Bank	377,483	1,769,452
HONG KONG — 13.2%
ANTA Sports Products, Ltd.	84,000	403,033
China Conch Venture Holdings Limited	238,500	831,961

The accompanying notes are an integral part of these financial statements.

Pear Tree PanAgora Emerging Markets Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
	Shares	Value
HONG KONG (continued)
China Gas Holdings Ltd.	352,000	$996,250
China Huishan Dairy Holdings Co., Ltd. *(a)	208,000	—
China Jinmao Holdings Group Ltd.	50,000	22,744
China Medical System Holdings Ltd.	656,000	911,978
China Mengniu Dairy Company Limited	418,000	1,391,348
China Mobile Limited	209,500	2,065,246
China Overseas Land and Investment Ltd.	52,000	162,788
China Resources Power Holdings Co., Ltd.	788,000	1,393,523
CNOOC Limited	487,000	964,523
Country Garden Holdings Company Limited	34,000	42,879
Country Garden Services Holdings Company Ltd. (a)	3,908	6,641
Geely Automobile Holdings Ltd.	118,000	235,211
Haier Electronics Group Co., Ltd.	93,000	252,519
Hanergy Thin Film Power Group Ltd. * (a)	36,000	—
Hengan International Group Co., Ltd.	224,500	2,071,121
Lee & Man Paper Manufacturing Ltd.	330,000	306,128
Longfor Properties Co., Ltd.	42,500	109,696
Nine Dragons Paper Limited	295,000	318,892
Shimao Property Holding Limited	37,500	93,533
Soho China Limited	31,000	12,042
Sunny Optical Technology (Group) Co., Ltd.	49,500	571,143
		13,163,199
HUNGARY — 1.0%
OTP Bank Nyrt.	27,196	1,008,278
INDIA — 4.7%
HCL Technologies Ltd.	200,623	3,005,471
Hindustan Petroleum Corporation Ltd.	239,595	830,931
IndianOil Corporation Ltd.	391,062	830,784
		4,667,186
INDONESIA — 0.9%
PT Bank Negara Indonesia (Persero) Tbk	916,500	455,129
PT Bank Rakyat Indonesia Tbk	2,285,965	483,226
		938,355
MALAYSIA — 1.1%
Malayan Banking Berhad	455,000	1,076,344
RUSSIA — 7.0%
ALROSA ao	373,000	604,998
Inter Rao UES OJSC	17,074,000	1,065,653
LUKoil P.J.S.C. (b)	7,835	600,945

The accompanying notes are an integral part of these financial statements.

Pear Tree PanAgora Emerging Markets Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
	Shares	Value
RUSSIA (continued)
MMC Norilsk Nickel P.J.S.C. (b)	27,301	$472,307
NovaTek OAO (Reg S) (c)	7,487	1,377,608
Novolipetsk Steel	198,910	539,274
PhosAgro (c)	8,451	114,765
Sberbank	261,370	810,681
Severstal (c)	33,380	555,777
Surgutneftegaz	791,300	332,418
Tatneft PAO-CLS	40,200	511,269
		6,985,695
SOUTH AFRICA — 8.1%
Absa Group Limited	22,461	241,002
Bidvest Group Limited	83,037	1,085,259
Exxaro Resources Ltd.	127,702	1,311,393
FirstRand Limited	37,352	179,094
Fortress REIT Limited	131,841	157,781
Foschini Limited	41,913	513,349
Imperial Holdings Limited	34,479	426,268
Mr Price Group Ltd.	26,372	425,268
Nedbank Group Ltd	8,910	166,574
Pioneer Foods Group Ltd.	5,782	37,580
Redefine Properties Ltd.	86,000	60,877
Sasol Ltd.	38,669	1,495,757
Standard Bank of South Africa Ltd.	8,852	109,438
Steinhoff International Holdings N.V. (a)	7,219	1,173
Telkom South Africa Limited	369,277	1,347,711
Truworths International Ltd.	92,663	546,617
		8,105,141
SOUTH KOREA — 18.4%
Dongbu Insurance Co., Ltd.	3,979	261,141
Hanwha Chemical Corporation	41,520	722,412
Hyundai Glovis Co., Ltd.	14,293	1,675,087
Hyundai Marine & Fire Insurance, Co., Ltd.	7,179	271,498
Hyundai Mobis Company Limited	5,273	1,083,835
Industrial Bank of Korea	17,605	242,034
KB Financial Group Inc.	3,712	181,375
KT&G Corporation	23,748	2,226,542
LG Corp.	27,231	1,782,259
LG Electronics Inc.	11,163	714,513
Lotte Chemical Corporation	4,066	1,019,020
NCSoft Corporation	3,162	1,261,379
Samsung Electronics Company, Ltd.	20,090	841,272

The accompanying notes are an integral part of these financial statements.

Pear Tree PanAgora Emerging Markets Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
	Shares	Value
SOUTH KOREA (continued)
Samsung Fire & Marine Insurance Co., Ltd.	1,195	$305,955
SK Hynix Inc.	12,587	829,488
SK Innovation Co., Ltd.	5,043	977,458
SK Telecom Co., Ltd. (b)	12,255	341,669
SK Telecom Company Ltd.	9,484	2,411,078
S-Oil Corp.	9,928	1,226,176
		18,374,191
TAIWAN — 13.1%
AU Optronics Corp.	1,061,000	448,266
Catcher Technology Co., Ltd.	58,000	638,260
Chailease Holding Co., Ltd.	8,160	28,596
China Development Financial Holding Corporation	605,000	225,887
China Life Insurance Co., Limited	223,660	224,883
Chinatrust Financial Holding Co., Ltd.	265,000	199,620
Chunghwa Telecom Co., Ltd. (b)	3,063	109,992
First Financial Holding Company Ltd.	363,984	247,957
Fubon Financial Holding Co., Ltd.	108,000	183,225
Hon Hai Precision Industry Co., Ltd.	18,544	48,101
Inventec Corporation	732,000	656,889
Largan Precision Co., Ltd.	908	108,099
Macronix International Co., Ltd.	276,421	230,404
Mega Financial Holding Co., Ltd.	267,000	240,478
Micro-Star International Co., Ltd.	79,000	213,458
Nanya Technology Corp.	158,000	300,652
Novatek Microelectronics Corp., Ltd.	124,000	613,238
Phison Electronics Corp.	52,000	413,847
Pou Chen Corporation	2,145,000	2,265,622
President Chain Store Corp.	262,000	3,076,245
Ruentex Industries Ltd.	1,123,000	2,232,539
Shin Kong Financial Holding Co., Ltd.	730,368	285,851
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	1,833	80,945
		13,073,055
THAILAND — 6.4%
Indorama Ventures Public Company Limited	28,500	51,994
Kasikornbank PCL	40,800	275,028
Kasikornbank PCL (d)	54,900	366,679
Krung Thai Bank PCL	419,046	261,742
Krung Thai Bank PCL (d)	614,500	383,825
PTT Global Chemical PCL	68,800	172,851
PTT Global Chemical PCL (d)	600,000	1,507,421
PTT PCL (d)	574,700	964,053

The accompanying notes are an integral part of these financial statements.

Pear Tree PanAgora Emerging Markets Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
	Shares	Value
THAILAND (continued)
Siam Cement Pub Co-for Reg	4,450	$61,370
Siam Commercial Bank PCL	23,000	105,968
Siam Commercial Bank PCL (d)	100,700	463,955
Thai Oil PCL	39,600	108,367
Thai Oil PCL (d)	413,400	1,131,289
TMB Bank Public Company Limited	1,274,600	90,649
TMB Bank Public Company Limited (d)	6,247,400	444,311
		6,389,502
TURKEY — 6.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	460,832	842,794
Ford Otomotiv Sanayi A.S.	106,715	1,164,273
Petkim Petrokimya Holding A.S.	1,008,518	894,625
TAV Havalimanlari Holding A.S.	322,851	1,674,450
Tupras - Turkiye Petrol Rafinerileri A.S.	70,882	1,577,219
		6,153,361
UNITED ARAB EMIRATES — 2.5%
Aldar Properties P.J.S.C.	1,047,434	521,864
Dubai Islamic Bank PSJ	730,983	1,072,692
First Abu Dhabi Bank	234,216	911,867
		2,506,423
TOTAL COMMON STOCK
(Cost $98,618,159)		95,317,827

Preferred Stock — 2.4%
SOUTH KOREA — 2.4%
Hyundai Motor Company Ltd. - Security has preferential dividend and liquidation rights.	10,523	803,514
Hyundai Motor Company Ltd. - Security has preferential dividend and liquidation rights.	11,376	803,012
Samsung Electronics Co., Ltd. - Security has preferential dividend and liquidation rights.	23,270	794,022
		2,400,548
TOTAL PREFERRED STOCK
(Cost $2,690,616)		2,400,548

Exchange Traded Funds — 0.8%
UNITED STATES — 0.8%
Vanguard FTSE Emerging Markets ETF	20,700	848,700
(Cost $854,270)

The accompanying notes are an integral part of these financial statements.

Pear Tree PanAgora Emerging Markets Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
Short Term Investments—0.6%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement 0.42%, 10/01/18, (Dated 09/28/18), Collateralized by 415,000 par TSY INFL IX N/B-2.375% due 01/15/2025, Market Value $606,834 Repurchase Proceeds $592,790 (Cost $592,769)	$592,769	$592,769
TOTAL INVESTMENTS—99.2% (Cost $102,755,814)		99,159,844
OTHER ASSETS & LIABILITIES (Net)—0.8%		739,458
NET ASSETS—100%		$99,899,302

•
Fair Valued by the Valuation Committee as delegated by the Trustees of the Pear Tree Funds that represent 0.00% of net assets as of September 30, 2018

(a)
Non-Income producing security

(b)
ADR—American Depositary Receipts

(c)
GDR—Global Depositary Receipts

(d)
NVDR—Non Voting Depositary Receipts

(e)
At September 30, 2018, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $102,929,889 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,318,197
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,088,242)
Net unrealized appreciation / (depreciation)	$(3,770,045)

The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)
Common Stock — 94.5%
	Shares	Value
AUSTRALIA — 2.1%
BHP Billiton plc (a)	1,702,100	$74,858,358
AUSTRIA — 2.2%
Andritz AG	1,317,100	76,929,298
BELGIUM — 2.1%
Solvay S.A.	556,418	74,699,915
CANADA — 4.0%
Magna International Inc.	1,155,104	60,644,412
Methanex Corporation	1,003,793	79,194,285
		139,838,697
COLOMBIA — 1.7%
Bancolombia S.A. (a)	769,800	32,116,056
Bancolombia S.A..	2,504,600	26,971,503
		59,087,559
FINLAND — 1.9%
Kone OYJ, Class B	1,215,900	65,040,134
FRANCE — 8.4%
Imerys SA	991,879	73,325,117
Ipsos	643,480	19,715,936
Michelin (CGDE)	540,400	64,666,394
Publicis Groupe	1,071,400	64,110,200
Vinci SA	727,900	69,395,041
		291,212,688
GERMANY — 13.3%
BASF SE	747,300	66,493,184
Deutsche Telekom AG	4,151,777	67,006,488
Freenet AG	2,361,894	56,828,697
Hannover Rueck SE	551,300	77,985,798
Lanxess AG	843,100	61,816,972
Linde AG	273,600	64,780,467
Muenchener Rueckvers AG	308,230	68,340,225
		463,251,831
INDIA — 2.0%
Infosys Limited - SP (a)	6,729,784	68,441,903
IRELAND — 2.0%
Greencore Group plc	29,107,735	70,327,536

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
	Shares	Value
ISRAEL — 2.1%
Teva Pharmaceuticals SP (a)	3,403,256	$73,306,134
ITALY — 0.1%
Trevi Finanziaria SpA (b)	7,602,219	2,668,605
JAPAN — 5.9%
Kansai Electric Power Company Inc.	4,558,100	68,796,205
KDDI Corporation	2,382,300	65,888,715
Nexon Co., Limited (b)	5,559,200	72,738,112
		207,423,032
NORWAY — 6.1%
DNB Bank ASA	3,401,730	71,622,632
SpareBank 1 SR-Bank ASA	4,781,587	58,200,554
Yara International ASA	1,689,000	83,001,063
		212,824,249
PUERTO RICO — 2.0%
Popular, Inc.	1,357,450	69,569,312
SINGAPORE — 2.0%
United Overseas Bank Limited	3,491,186	69,172,355
SOUTH AFRICA — 2.2%
Sasol Limited	2,002,935	77,475,592
SOUTH KOREA — 10.9%
Hyundai Mobis Company Limited	270,400	55,579,175
Kia Motors Corporation	1,816,400	57,476,349
KT&G Corporation	506,400	47,478,567
LG Uplus Corporation	4,279,583	70,602,992
Samsung Electronics Company, Limited	1,633,373	68,397,724
Shinhan Financial Group Co., Limited	1,254,100	50,876,268
SK Hynix Inc.	438,700	28,910,498
		379,321,573
SWEDEN — 3.8%
Duni AB	1,463,100	19,380,227
Loomis AB, Class B	1,253,726	40,415,670
Svenska Handelsbanken AB, Class A	5,740,800	72,583,230
		132,379,127
SWITZERLAND — 2.4%
Novartis AG	949,650	82,133,996

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
	Shares	Value
THAILAND — 2.3%
Siam Commercial Bank PCL	17,421,900	$80,267,876
UNITED KINGDOM — 15.0%
Babcock International Group plc	7,162,243	67,592,408
BBA Aviation plc	10,139,279	39,783,833
Bellway plc	2,177,988	85,685,888
Cineworld Group plc	19,172,800	78,982,905
Inchcape plc	3,255,186	28,425,787
Next PLC	850,050	60,959,823
Standard Chartered plc	11,085,809	92,089,080
Taylor Wimpey plc	30,806,275	69,083,275
		522,602,999
TOTAL COMMON STOCK
(Cost $2,988,464,340)		3,292,832,769

Short Term Investments—7.0%
	Par Value	Value
Money Market—7.0%
State Street Bank Institutional U.S. Government Money Market Fund, 1.97% (c) (Cost $ 243,543,808)	$245,543,808	243,543,808
TOTAL INVESTMENTS—101.5% (Cost $ 3,232,008,148)		3,536,376,577
OTHER ASSETS & LIABILITIES (NET)—(1.5)%		(51,184,143)
NET ASSETS—100%		$3,485,192,434

(a)
ADR - American Depositary Receipts

(b)
Non-income producing security

(c)
Interest rate reflects seven-day effective yield on September 30, 2018

(d)
At September 30, 2018, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $3,238,492,659 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$416,589,805
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(118,705,887)
Net unrealized appreciation/(depreciation)	$297,883,918

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)
Common Stock — 94.5%
	Shares	Value
AUSTRALIA — 0.8%
Asaleo Care Limited	15,689,828	$8,233,316
BRAZIL — 1.8%
Equatorial Energia S.A.	1,325,437	19,040,855
CHINA — 3.2%
China Hongxing Sports Limited * (a)	10,258,400	—
Shanghai Mechanical & Electrical Industry Co. Limited - B	9,462,429	16,672,800
Shui On Land Limited	28,064,934	6,526,604
Xinhua Winshare Publishing and Media Co., Limited	16,119,500	10,957,590
		34,156,994
DENMARK — 1.9%
DFDS A/S	395,690	19,613,346
EGYPT — 0.5%
Egypt Kuwait Holding Company S.A.E.	4,690,025	5,440,429
FRANCE — 4.2%
Elis SA	1,015,500	23,937,833
Ipsos	653,767	20,031,126
		43,968,959
GERMANY — 2.8%
Freenet AG	724,404	17,429,629
Sixt SE	96,825	12,064,775
		29,494,404
HONG KONG — 4.3%
AMVIG Holdings Limited	20,422,000	5,323,292
Samson Holding Limited	60,682,800	4,807,388
Texwinca Holdings Limited	24,886,200	9,794,023
VSTecs Holdings Limited	16,595,360	8,566,825
VTech Holdings Limited	1,423,800	16,446,339
		44,937,867
INDIA — 3.7%
LIC Housing Finance Limited	2,287,200	13,146,115
NIIT Technologies Limited	973,075	14,761,906
South Indian Bank Limited	62,163,501	11,319,606
		39,227,627
IRELAND — 3.0%
Glanbia plc	941,700	16,243,642

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
	Shares	Value
IRELAND (continued)
IFG Group plc	1,937,085	$3,512,451
UDG Healthcare plc	1,371,085	12,178,760
		31,934,853
ITALY — 1.1%
De'Longhi SpA	381,689	12,005,338
JAPAN — 16.5%
Chugoku Marine Paints Limited	1,184,000	11,903,115
Daicel Corporation	2,010,700	23,385,383
Dowa Holdings Co., Limited	726,600	23,111,379
IBJ Leasing Company, Limited	889,700	23,830,900
Kanematsu Corporation	1,538,400	23,178,677
Nihon House Holdings Co., Limited	2,243,000	12,628,547
Unipres Corporation	1,117,600	21,752,310
VT Holdings Co., Limited	2,261,800	10,004,173
Zojirushi Corporation	1,739,100	24,624,289
		174,418,773
NETHERLANDS — 0.4%
Arcadis NV	265,577	4,448,273
NORWAY — 6.9%
ABG Sundal Collier Holding ASA	7,943,988	5,615,989
Borregaard ASA	1,164,600	11,941,605
Fjord1 ASA	1,674,219	9,715,701
Sbanken ASA	553,600	6,037,256
SpareBank Nord-Norge	812,996	6,896,954
Sparebank 1 Oestlandet	590,385	6,547,292
Sparebank 1 SMN	1,118,465	12,499,889
SpareBank 1 SR-Bank ASA	1,121,226	13,647,346
		72,902,032
PHILIPPINES — 0.6%
Manila Water Company, Inc.	13,843,970	6,277,573
PORTUGAL — 1.3%
Redes Energéticas Nacionais, SGPS, S.A.	4,947,105	13,973,151
SOUTH KOREA — 3.9%
Cuckoo Electronics Co., Limited	72,344	10,500,233
DGB Financial Group Inc.	1,796,200	16,435,817
LOTTE Himart Co.,Limited	246,400	14,816,209
		41,752,259

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
	Shares	Value
SWEDEN — 2.6%
Duni AB	434,801	$5,759,375
Loomis AB, Class B	666,856	21,497,067
		27,256,442
TAIWAN — 10.7%
Cathay Real Estate Development Co., Limited	10,167,300	6,127,086
Elite Material Co., Limited	6,278,600	17,684,459
Holtek Semiconductor, Inc.	6,515,500	16,900,652
Huaku Development Co., Limited	7,610,800	16,700,737
Kings Town Bank	10,531,500	10,589,102
Sercomm Corporation	9,051,000	14,821,668
Sitronix Technology Corporation	5,163,100	14,170,497
Taiwan Union Technology Corporation	4,795,900	15,942,877
		112,937,078
THAILAND — 5.5%
Hana Microelectronics PCL	16,146,380	19,721,151
Ratchaburi Electricity Generating Holding PCL	12,802,600	20,486,535
Thanachart Capital PCL	11,100,700	18,449,679
		58,657,365
UNITED KINGDOM — 18.8%
BBA Aviation plc	4,002,564	15,704,996
Cineworld Group plc	6,541,600	26,948,311
Crest Nicholson Holdings plc	4,475,900	20,460,069
Galliford Try plc	1,846,080	24,361,961
Halfords Group plc	5,315,615	21,953,338
Keller Group plc	918,700	12,183,666
Lancashire Holdings Limited	2,865,561	22,741,746
The Restaurant Group plc	6,448,712	25,084,175
Vitec Group plc	327,742	5,989,226
Wetherspoon (J.D.) plc	1,351,500	23,039,327
		198,466,815
TOTAL COMMON STOCK
(Cost $974,765,232)		999,143,749

Preferred Stock — 1.6%
GERMANY — 1.6%
Dräegerwerk AG - Security pays a $0.06 higher dividend than common shares and has no voting rights.	264,862	16,824,678
(Cost $21,318,079)

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2018 (Unaudited)
Short Term Investments—3.0%
	Par Value	Value
Money Market—3.0%
State Street Bank Institutional U.S. Government Money Market Fund,1.97% (b) (Cost $ 32,065,658)	$32,065,658	$32,065,658
TOTAL INVESTMENTS—99.1% (Cost $ 1,028,148,969)		1,048,034,085
OTHER ASSETS & LIABILITIES (NET)—0.9%		9,098,082
NET ASSETS—100%		$1,057,132,167

*
Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of September 30, 2018.

(a)
Non-income producing security

(b)
Interest rate reflects seven-day effective yield on September 30, 2018

(c)
At September 30, 2018, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $1,028,934,359 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$99,548,343
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(80,448,617)
Net unrealized appreciation/(depreciation)	$19,099,726

The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2018 (Unaudited)
	Small Cap	Quality	Emerging Markets	Foreign Value	Foreign Value Small Cap
Assets:
Investments at value (Includes collateral from securities on loan of $175,809; $2,314,095; $0; $0; $0, respectively)* (Note 2)	$136,886,564	$177,350,577	$98,567,075	$3,536,376,577	$1,048,034,085
Repurchase agreements	—	2,549,285	592,769	—	—
Total Investments	136,886,564	179,899,862	99,159,844	3,536,376,577	1,048,034,085
Foreign currency at value (Cost $21,334 for Small Cap, $7,846 for Quality, $388,669 for Emerging Markets, $-0- for Foreign Value and $979,831 for Foreign Value Small Cap)	21,518	7,770	387,371	—	981,115
Cash	—	—	—	—	—
Dividends and interest receivable	57,633	142,906	214,381	5,897,429	3,930,645
Foreign tax reclaims recievable	—	9,121	2,037	3,175,388	380,587
Receivable for investments sold	—	4	787,952	904,808	1,168,268
Receivable for shares of beneficial interest sold	12,826	472,588	9,613	3,494,317	4,075,932
Unrealized gain on spot foreign currency contracts (Note 2)	—	—	—	1,899	519
Other assets	30,258	27,981	37,590	88,392	41,890
Total Assets	$137,008,799	$180,560,232	$100,598,788	$3,549,938,810	$1,058,613,041
Liabilities:
Payable for investments purchased	$—	$—	$565,248	$60,618,932	$249,489
Payable for shares of beneficial interest repurchased	—	31,372	4,107	1,098,061	288,077
Payable for compensation of manager (Note 3)	89,544	94,941	63,818	2,513,558	778,107
Payable for distribution fees (Note 3)	26,419	33,429	19,029	175,516	49,645
Payable to custodian	7,635	7,902	32,536	84,727	52,805
Payable to transfer agent (Note 3)	17,851	22,138	12,936	198,239	61,672
Payable for collateral received for securities loaned	175,809	2,314,095	—	—	—
Payable for foreign capital gain tax	—	—	1,652	—	—
Unrealized loss on spot foreign currency contracts (Note 2)	238	—	—	54,041	—
Other accrued expenses and liabilities	218	185	160	3,302	1,079
Total Liabilities	$317,714	$2,504,062	$699,486	$64,746,376	$1,480,874
Net Assets	$136,691,085	$178,056,170	$99,899,302	$3,485,192,434	$1,057,132,167

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2018 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2018 (Unaudited)

	Small Cap	Quality	Emerging Markets	Foreign Value	Foreign Value Small Cap
Net Assets Consist Of:
Shares of beneficial interest	$89,747,409	$126,244,490	$106,197,047	$3,058,080,332	$951,642,692
Undistributed net investment income/(loss)	202,247	526,423	3,562,577	64,496,458	18,552,272
Accumulated net realized gain/(loss) on investments, foreign denominated assets, liabilities and currency	8,930,323	20,370,935	(6,261,672)	58,176,541	67,103,280
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities and currency	37,811,106	30,914,322	(3,598,650)	304,439,103	19,833,923
Net Assets	$136,691,085	$178,056,170	$99,899,302	$3,485,192,434	$1,057,132,167
Investments at cost	$99,075,404	$148,985,611	$102,755,814	$3,232,008,148	$1,028,148,969
Net assets
Ordinary Shares	$128,410,194	$171,434,517	$92,760,662	$864,436,222	$240,435,119
Institutional Shares	$8,280,891	$6,621,653	$7,138,640	$2,312,401,783	$805,703,810
R6 Shares	— **	— **	— **	$308,354,429	$10,993,238
Shares of beneficial interest outstanding (unlimited number of shares authorized)
Ordinary Shares	4,501,381	7,932,717	4,380,415	38,793,933	16,053,625
Institutional Shares	245,468	285,757	331,555	103,762,786	53,599,907
R6 Shares	—	—		25,790,925	952,974
Net asset value and offering price per share
Ordinary Shares	$28.53	$21.61	$21.18	$22.28	$14.98
Institutional Shares	$33.74	$23.17	$21.53	$22.29	$15.03
R6 Shares	—	—	—	$11.96	$11.54
**
No Class R6 Shares were outstanding during the reporting period.

•
Includes securities on loan to brokers with market value of  $171,642; $2,268,138; $0; $0; $0, respectively.)

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

PEAR TREE FUNDS

STATEMENT OF OPERATIONS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2018 (Unaudited)
	Small Cap	Quality	Emerging Markets	Foreign Value	Foreign Value Small Cap
Investment Income:
Dividends - Affiliated Securities	$—	$—	$292,400	$—	$—
Dividends - Non-Affiliated Securities*	989,801	1,384,237	2,350,181	48,748,492	21,712,764
Interest	36,037	6,517	442	1,832,256	519,424
Sec Lending Income	5,300	929	1,745	—	—
Miscellaneous	—	—	1,854	7,687	—
Total Investment Income	$1,031,138	$1,391,683	$2,646,622	$50,588,435	$22,232,188
Expenses:
Compensation of manager (Note 3)	517,555	710,184	485,729	15,157,123	5,163,994
Distribution fees, Ordinary Shares (Note 3)	151,711	170,587	128,154	1,104,032	348,746
Administrative fees (Note 3)	17,665	19,071	15,891	403,115	141,758
Custodian and fund accounting fees	17,100	17,400	78,100	338,000	174,000
Regulatory and Compliance (Note 3)	3,625	3,925	3,294	82,272	29,127
Transfer agent fees (Note 3):
Ordinary Shares	99,048	111,130	83,876	714,113	225,393
Institutional Shares	6,453	4,486	5,967	1,492,381	597,413
R6 Shares	—	—	—	16,041	622
Audit and legal	6,527	7,037	35,148	149,338	57,184
Registration fees	17,688	14,327	17,446	76,826	44,848
Insurance	1,017	1,100	922	23,094	8,163
Compensation of trustees (Note 3)	2,543	2,751	2,304	57,789	20,414
Printing	3,021	3,258	2,711	68,976	24,284
Miscellaneous	3,075	3,336	2,821	69,241	24,981
Total expenses before waivers/reimbursements/reductions	847,028	1,068,592	862,363	19,752,341	6,860,927
Waivers and/or reimbursements of expenses (Note 3)	(4,812)	(203,332)	(111,309)	(2,629,553)	(962,174)
Expenses, Net	$842,216	$865,260	$751,054	$17,122,788	$5,898,753
Net Investment income/(loss)	$188,922	$526,423	$1,895,568	$33,465,647	$16,333,435
Realized and unrealized gain/(loss) on investments,foreign currency, and foreign translation:
Net realized gain/(loss) (Note 2) on:
Investments**	$6,949,700	$7,151,107	$572,741	$56,737,838	$55,222,535
Foreign denominated assets, liabilities, and currency	(3,182)	(918)	(86,210)	(764,871)	(629,335)
Change in unrealized appreciation/(depreciation) of:
Investments - Affiliated	—	—	(587,623)	—	—
Investments - Non-Affiliated	7,115,207	11,692,522	(12,855,839)	(18,795,929)	(116,546,064)
Foreign denominated assets, liabilities, and currency	(47)	91	46,549	(116,226)	384,993
Net realized and unrealized gain/(loss) on investment and foreign currency	14,061,678	18,842,802	(12,910,382)	37,060,812	(61,567,871)
Net increase/(decrease) in net assets resulting from operations	$14,250,600	$19,369,225	$(11,014,814)	$70,526,459	$(45,234,436)

*
Dividends are net of foreign withholding taxes of $9,399 for Small Cap, $32,664 for Quality, $338,839 for Emerging Markets, $4,783,813 for Foreign Value and $2,232,005 for Foreign Value Small Cap.

**
Net realized gains on Investments are net of foreign withholding taxes of  $-0- for Small Cap, $-0- for Quality, $24,090 for Emerging Markets, $2 for Foreign Value and $324,697 for Foreign Value Small Cap.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Small Cap
	Semi-Annual Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$188,922	$320,134
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	6,946,518	2,676,744
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	7,115,160	134,582
Net increase/(decrease) from operations	$14,250,600	$3,131,460
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(172,426)
Institutional shares	—	(30,964)
R6 Shares **	—	—
Net realized gains
Ordinary shares	—	(6,387,837)
Institutional shares	—	(373,320)
R6 Shares **	—	—
Total distributions	$—	$(6,964,547)
Fund share transactions (Note 8)	5,704,817	4,101,501
Increase/(decrease) in net assets	$19,955,417	$268,414
Net assets beginning of period	116,735,668	116,467,254
Net assets end of period*	$136,691,085	$116,735,668
* Includes undistributed net investment income/(loss) of:	$202,247	$13,325
**
No Class R6 Shares were outstanding during the reporting period.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$526,423	$1,056,902
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	7,150,189	16,449,579
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	11,692,613	(78,440)
Net increase/(decrease) from operations	$19,369,225	$17,428,041
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(1,104,079)
Institutional shares	—	(73,284)
R6 Shares **	—	—
Net realized gains
Ordinary shares	—	(7,147,721)
Institutional shares	—	(356,929)
R6 Shares **	—	—
Total distributions	$—	$(8,682,013)
Fund share transactions (Note 8)	28,841,929	2,016,303
Increase/(decrease) in net assets	$48,211,154	$10,762,331
Net assets beginning of period	129,845,016	119,082,685
Net assets end of period*	$178,056,170	$129,845,016
* Includes undistributed net investment income/(loss) of:	$526,423	$—
** No Class R6 Shares were outstanding during the reporting period.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets
	Semi-Annual Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$1,895,568	$1,702,202
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	486,531	6,898,838
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(13,396,913)	7,869,085
Net increase/(decrease) from operations	$(11,014,814)	$16,470,125
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(1,324,592)
Institutional shares	—	(112,617)
R6 Shares **	—	—
Net realized gains
Ordinary shares	—	—
Institutional shares	—	—
R6 Shares **	—	—
Total distributions	$—	$(1,437,209)
Fund share transactions (Note 8)	(7,460,322)	(7,369,285)
Increase/(decrease) in net assets	$(18,475,136)	$7,663,631
Net assets beginning of period	118,374,438	110,710,807
Net assets end of period*	$99,899,302	$118,374,438
* Includes undistributed net investment income/(loss) of:	$3,562,577	$1,667,009
** No Class R6 Shares were outstanding during the reporting period.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$33,465,647	$31,527,120
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	55,972,967	170,240,820
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(18,912,155)	42,114,206
Net increase/(decrease) from operations	$70,526,459	$243,882,146
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(5,585,606)
Institutional shares	—	(9,640,370)
R6 Shares	—	(4,781,364)
Net realized gains
Ordinary shares	—	—
Institutional shares	—	—
R6 Shares	—	—
Total distributions	$—	$(20,007,340)
Fund share transactions (Note 8)	907,064,589	627,622,807
Increase/(decrease) in net assets	$977,591,048	$851,497,613
Net assets beginning of period	2,507,601,386	1,656,103,773
Net assets end of period*	$3,485,192,434	$2,507,601,386
* Includes undistributed net investment income/(loss) of:	$64,496,458	$31,030,811

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$16,333,435	$15,808,915
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	54,593,200	32,799,614
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(116,161,071)	61,289,350
Net increase/(decrease) from operations	$(45,234,436)	$109,897,879
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(5,879,646)
Institutional shares	—	(11,746,651)
R6 Shares	—	(297,266)
Net realized gains
Ordinary shares	—	(2,865,948)
Institutional shares	—	(4,897,896)
R6 Shares	—	(121,621)
Total distributions	$—	$(25,809,028)
Fund share transactions (Note 8)	178,056,827	254,390,890
Increase/(decrease) in net assets	$132,822,391	$338,479,741
Net assets beginning of period	924,309,776	585,830,035
Net assets end of period*	$1,057,132,167	$924,309,776
* Includes undistributed net investment income/(loss) of:	$18,552,272	$2,218,837

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2018(*)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$25.48	$26.35	$21.61	$24.65	$27.62	$22.50
Income from Investment Operations:
Net investment income (loss) (a) (b)	0.04	0.07	0.06	0.16	0.04	(0.08)
Net realized and unrealized gain/(loss) on securities	3.01	0.68	4.99	(1.59)	(0.37)	5.20
Total from Investment Operations	3.05	0.75	5.05	(1.43)	(0.33)	5.12
Less Distributions:
Dividends from net investment income	—	(0.04)	(0.15)	—	(0.20)	—
Distributions from realized capital gains	—	(1.58)	(0.16)	(1.61)	(2.44)	—
Total Distributions	—	(1.62)	(0.31)	(1.61)	(2.64)	—
Net Asset Value, End of Period	$28.53	$25.48	$26.35	$21.61	$24.65	$27.62
Total Return	11.97%	2.75%	23.36%	(5.83)%	(0.36)%	22.76%
Net Assets, End of Period (000s)	$128,410	$109,341	$109,247	$91,139	$98,084	$107,370
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(c)
Gross	1.32%	1.35%	1.35%	1.35%	1.50%	1.53%
Net	1.32%	1.35%	1.35%	1.35%	1.50%	1.53%
Ratio of net investment income (loss) to average net assets (b)	0.27%	0.25%	0.25%	0.70%	0.17%	(0.30)%
Portfolio Turnover	10%	18%	37%	17%	94%	67%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2018*	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$30.07	$30.80	$25.19	$28.39	$31.37	$25.48
Income from Investment Operations:
Net investment income (loss) (a) (b)	0.10 (d)	0.19 (d)	0.14	0.23	0.11	(0.02)
Net realized and unrealized gain/(loss) on securities	3.57	0.79	5.83	(1.82)	(0.39)	5.91
Total from Investment Operations	3.67	0.98	5.97	(1.59)	(0.28)	5.89
Less Distributions:
Dividends from net investment income	—	(0.13)	(0.20)	—	(0.26)	—
Distributions from realized capital gains	—	(1.58)	(0.16)	(1.61)	(2.44)	—
Total Distributions	—	(1.71)	(0.36)	(1.61)	(2.70)	—
Net Asset Value, End of Period	$33.74	$30.07	$30.80	$25.19	$28.39	$31.37
Total Return	12.20%	3.10%	23.71%	(5.62)%	(0.11)%	23.12%
Net Assets, End of Period (000s)	$8,281	$7,395	$7,220	$5,785	$3,761	$9,812
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (c)
Gross	1.07%	1.10%	1.10%	1.10%	1.28%	1.28%
Net	0.95%	0.98%	1.10%	1.10%	1.28%	1.28%
Ratio of net investment income (loss) to average net assets (b)	0.64%	0.62%	0.49%	0.89%	0.36%	(0.08)%
Portfolio Turnover	10%	18%	37%	17%	94%	67%

The Fund had no Class R6 Shares outstanding during the reporting period.
*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(a)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(b)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(c)
Ratios of expenses to average net assets:
■
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).
■
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

(d)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,		Years Ended March 31,
	2018(*)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.83	$17.52	$16.31	$17.47	$18.10	$15.85
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.07	0.15	0.16	0.15	0.28	0.19
Net realized and unrealized gain/(loss) on securities	2.71	2.49	2.04	0.72	1.30	2.24
Total from Investment Operations	2.78	2.64	2.20	0.87	1.58	2.43
Less Distributions:
Dividends from net investment income	—	(0.18)	(0.19)	(0.16)	(0.33)	(0.18)
Distributions from realized capital gains	—	(1.15)	(0.80)	(1.87)	(1.88)	—
Total Distributions	—	(1.33)	(0.99)	(2.03)	(2.21)	(0.18)
Net Asset Value, End of Period	$21.61	$18.83	$17.52	$16.31	$17.47	$18.10
Total Return	14.76%	14.91%	14.04%	5.47%	9.12%	15.40%
Net Assets, End of Period (000s)	$171,435	$123,781	$112,513	$113,498	$116,104	$114,857
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.51%	1.54%	1.55%	1.55%	1.54%	1.55%
Net	1.23%	1.28%	1.30%	1.29%	1.29%	1.30%
Ratio of net investment income (loss) to average net assets(c)	0.73%	0.81%	0.97%	0.91%	1.52%	1.13%
Portfolio Turnover	16%	48%	31%	35%	49%	35%

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,		Years Ended March 31,
	2018*	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$20.15	$18.65	$17.30	$18.39	$18.95	$16.58
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	0.12	0.24	0.22	0.21	0.35	0.25
Net realized and unrealized gain/(loss) on securities	2.90	2.65	2.16	0.76	1.35	2.35
Total from Investment Operations	3.02	2.89	2.38	0.97	1.70	2.60
Less Distributions:
Dividends from net investment income	—	(0.24)	(0.23)	(0.19)	(0.38)	(0.23)
Distributions from realized capital gains	—	(1.15)	(0.80)	(1.87)	(1.88)	—
Total Distributions	—	(1.39)	(1.03)	(2.06)	(2.26)	(0.23)
Net Asset Value, End of Period	$23.17	$20.15	$18.65	$17.30	$18.39	$18.95
Total Return	14.99%	15.34%	14.30%	5.74%	9.34%	15.74%
Net Assets, End of Period (000s)	$6,622	$6,064	$6,569	$8,533	$11,209	$10,045
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.26%	1.29%	1.30%	1.30%	1.29%	1.31%
Net	0.86%	0.93%	1.05%	1.04%	1.04%	1.03%
Ratio of net investment income (loss) to average net assets (c)	1.12%	1.17%	1.22%	1.14%	1.83%	1.38%
Portfolio Turnover	16%	48%	31%	35%	49%	35%

The Fund had no Class R6 Shares outstanding during the reporting period.
*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(d)
Ratios of expenses to average net assets:
■
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).
■
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

Pear Tree PanAgora Emerging Markets Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,		Years Ended March 31,
	2018(*)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$23.29	$20.40	$18.96	$21.94	$22.15	$23.56
Income from Investment Operations:
Net investment income (loss)(a)(b)	0.38 (c)	0.32 (c)	0.23 (c)	0.33 (c)	0.29	0.33
Net realized and unrealized gain/(loss) on securities	(2.49)	2.85	1.52	(3.02)	(0.18)	(1.45)
Total from Investment Operations	(2.11)	3.17	1.75	(2.69)	0.11	(1.12)
Less Distributions:
Dividends from net investment income	—	(0.28)	(0.31)	(0.29)	(0.32)	(0.29)
Distributions from realized capital gains	—	—	—	—	—	—
Total Distributions	—	(0.28)	(0.31)	(0.29)	(0.32)	(0.29)
Net Asset Value, End of Period	$21.18	$23.29	$20.40	$18.96	$21.94	$22.15
Total Return	(9.06)%	15.63%	9.39%	(12.12)%	0.54%	(4.77)%
Net Assets, End of Period (000s)	$92,761	$110,502	$102,633	$107,893	$127,295	$131,920
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.59%	1.07%	1.21%	1.32%	1.37%	1.60%
Net	1.39%	0.97%	1.09%	1.31%	1.37%	1.60%
Ratio of net investment income (loss) to average net assets(b)	3.42%	1.46%	1.21%	1.66%	1.26%	1.50%
Portfolio Turnover	113% (e)	50%	47%	82%(f)	35%	61%

The accompanying notes are an integral part of these financial statements.

Pear Tree PanAgora Emerging Markets Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,		Years Ended March 31,
	2018*	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$23.63	$20.69	$19.23	$22.26	$22.46	$23.88
Income from Investment Operations:
Net investment income (loss) (a) (b)	0.42 (c)	0.40 (c)	0.34 (c)	0.36 (c)	0.35	0.39
Net realized and unrealized gain/(loss) on securities	(2.52)	2.89	1.49	(3.04)	(0.18)	(1.46)
Total from Investment Operations	(2.10)	3.29	1.83	(2.68)	0.17	(1.07)
Less Distributions:
Dividends from net investment income	—	(0.35)	(0.37)	(0.35)	(0.37)	(0.35)
Distributions from realized capital gains	—	—	—	—	—	—
Total Distributions	—	(0.35)	(0.37)	(0.35)	(0.37)	(0.35)
Net Asset Value, End of Period	$21.53	$23.63	$20.69	$19.23	$22.26	$22.46
Total Return	(8.89)%	16.01%	9.68%	(11.88)%	0.81%	(4.52)%
Net Assets, End of Period (000s)	$7,139	$7,872	$8,078	$13,489	$12,424	$15,358
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.34%	0.82%	0.95%	1.07%	1.11%	1.35%
Net	1.02%	0.61%	0.83%	1.06%	1.11%	1.35%
Ratio of net investment income (loss) to average net assets (b)	3.79%	1.80%	1.69%	1.78%	1.52%	1.74%
Portfolio Turnover	113% (e)	50%	47%	82% (f)	35%	61%

The Fund had no Class R6 Shares outstanding during the reporting period.
*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(c)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(d)
Ratios of expenses to average net assets:
■
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).
■
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

(e)
Turnover is higher due to reorganization/merger of Risk Parity

(f)
Turnover is higher due to a change in strategy as of March 18, 2016.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,		Years Ended March 31,
	2018(*)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.75	$19.15	$17.03	$18.67	$19.38	$15.83
Income from Investment Operations:
Net investment income (loss)(a)(b)	0.24(c )	0.29(c )	0.23	0.23	0.29	0.19
Net realized and unrealized gain/(loss) on securities	0.29	2.44	2.07	(1.60)	(0.80)	3.49
Total from Investment Operations	0.53	2.73	2.30	(1.37)	(0.51)	3.68
Less Distributions:
Dividends from net investment income	—	(0.13)	(0.18)	(0.27)	(0.20)	(0.13)
Distributions from realized capital gains	—	—	—	—	—	—
Total Distributions	—	(0.13)	(0.18)	(0.27)	(0.20)	(0.13)
Net Asset Value, End of Period	$22.28	$21.75	$19.15	$17.03	$18.67	$19.38
Total Return	2.44%	14.27%	13.59%	(7.29)%	(2.53)%	23.28%
Net Assets, End of Period (000s)	$864,436	$886,354	$859,328	$932,418	$1,030,641	$908,108
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.59%	1.51%	1.53%	1.52%	1.52%	1.54%
Net	1.39%	1.41%	1.53%	1.52%	1.52%	1.54%
Ratio of net investment income (loss) to average net assets(b)	2.19%	1.39%	1.31%	1.29%	1.55%	1.11%
Portfolio Turnover	7%	30%	15%	13%	2%	3%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,		Years Ended March 31,
	2018(*)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.71	$19.10	$17.00	$18.68	$19.39	$15.83
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.24(c )	0.33(c )	0.26	0.27	0.33	0.24
Net realized and unrealized gain/(loss) on securities	0.34	2.49	2.07	(1.60)	(0.80)	3.48
Total from Investment Operations	0.58	2.82	2.33	(1.33)	(0.47)	3.72
Less Distributions:
Dividends from net investment income	—	(0.21)	(0.23)	(0.35)	(0.24)	(0.16)
Distributions from realized capital gains	—	—	—	—	—	—
Total Distributions	—	(0.21)	(0.23)	(0.35)	(0.24)	(0.16)
Net Asset Value, End of Period	$22.29	$21.71	$19.10	$17.00	$18.68	$19.39
Total Return	2.67%	14.75%	13.82%	(7.06)%	(2.29)%	23.58%
Net Assets, End of Period (000s)	$2,312,402	$1,346,164	$759,793	$697,543	$594,691	$570,792
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.46%	1.26%	1.27%	1.27%	1.27%	1.28%
Net	1.02%	1.04%	1.27%	1.27%	1.27%	1.28%
Ratio of net investment income (loss) to average net assets(b)	2.17%	1.57%	1.49%	1.51%	1.76%	1.37%
Portfolio Turnover	7%	30%	15%	13%	2%	3%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30,	Year Ended March 31,	February 6, 2017** through March 31,
	2018*	2018	2017
Net Asset Value, Beginning of Period	$11.65	$10.34	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (b)	0.15 (c)	0.19 (c)	0.05
Net realized and unrealized gain/(loss) on securities	0.16	1.34	0.29
Total from Investment Operations	0.31	1.53	0.34
Less Distributions:
Dividends from net investment income	—	(0.22)	—
Distributions from realized capital gains	—		—
Total Distributions	—	(0.22)	—
Net Asset Value, End of Period	$11.96	$11.65	$10.34
Total Return	2.66%	14.79%	3.40%****
Net Assets, End of Period (000s)	$308,354	$275,084	$36,982
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.19%	1.10%	1.14%***
Net	0.99%	1.01%	1.14%***
Ratio of net investment income (loss) to average net assets: (b)	2.53%	1.58%	3.39%***
Portfolio Turnover	7%	30%	15%****
*
Unaudited

**
Commenced operations February 6, 2017

***
Annualized

****
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(c)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(d)
Ratios of expenses to average net assets:
■
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).
■
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,		Years Ended March 31,
	2018(*)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.63	$13.71	$12.06	$13.35	$13.17	$10.50
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.23(c )	0.28(c )	0.23	0.21	0.15	0.14
Net realized and unrealized gain/(loss) on securities	(0.88)	2.07	1.64	(1.26)	0.17	2.66
Total from Investment Operations	(0.65)	2.35	1.87	(1.05)	0.32	2.80
Less Distributions:
Dividends from net investment income	—	(0.29)	(0.14)	(0.19)	(0.14)	(0.13)
Distributions from realized capital gains	—	(0.14)	(0.08)	(0.05)	—	—
Total Distributions	—	(0.43)	(0.22)	(0.24)	(0.14)	(0.13)
Net Asset Value, End of Period	$14.98	$15.63	$13.71	$12.06	$13.35	$13.17
Total Return	(4.16)%	17.15%	15.73%	(7.83)%	2.57%	26.80%
Net Assets, End of Period (000s)	$240,435	$319,531	$270,948	$283,509	$233,185	$138,321
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.51%	1.52%	1.55%	1.56%	1.56%	1.58%
Net	1.41%	1.42%	1.55%	1.56%	1.56%	1.58%
Ratio of net investment income (loss) to average net assets (b)	2.91%	1.85%	1.82%	1.66%	1.15%	1.23%
Portfolio Turnover	18%	26%	46%	8%	11%	4%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,		Years Ended March 31,
	2018(*)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.66	$13.73	$12.07	$13.36	$13.19	$10.51
Income from Investment Operations:
Net investment income (loss)(a)(b)	0.25(c )	0.32(c )	0.25	0.24	0.14	0.16
Net realized and unrealized gain/(loss) on securities	(0.88)	2.09	1.66	(1.26)	0.21	2.67
Total from Investment Operations	(0.63)	2.41	1.91	(1.02)	0.35	2.83
Less Distributions:
Dividends from net investment income	—	(0.34)	(0.17)	(0.22)	(0.18)	(0.15)
Distributions from realized capital gains	—	(0.14)	(0.08)	(0.05)	—	—
Total Distributions	—	(0.48)	(0.25)	(0.27)	(0.18)	(0.15)
Net Asset Value, End of Period	$15.03	$15.66	$13.73	$12.07	$13.36	$13.19
Total Return	(4.02)%	17.56%	16.13%	(7.62)%	2.79%	27.16%
Net Assets, End of Period (000s)	$805,704	$593,619	$312,955	$270,846	$200,160	$47,418
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.26%	1.27%	1.30%	1.30%	1.31%	1.33%
Net	1.04%	1.05%	1.30%	1.30%	1.31%	1.33%
Ratio of net investment income (loss) to average net assets (b)	3.25%	2.08%	2.03%	1.91%	1.12%	1.47%
Portfolio Turnover	18%	26%	46%	8%	11%	4%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30,		February 6, 2017** through March 31,
	2018(*)	2018	2017
Net Asset Value, Beginning of Period	$12.02	$10.63	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (b)	0.19 (c)	0.26 (c)	0.04
Net realized and unrealized gain/(loss) on securities	(0.67)	1.62	0.59
Total from Investment Operations	(0.48)	1.88	0.63
Less Distributions:
Dividends from net investment income	—	(0.35)	—
Distributions from realized capital gains	—	(0.14)	—
Total Distributions	—	(0.49)	—
Net Asset Value, End of Period	$11.54	$12.02	$10.63
Total Return	(3.99)%	17.66%	6.30%****
Net Assets, End of Period (000s)	$10,993	$11,160	$1,927
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.11%	1.12%	1.14%***
Net	1.01%	1.02%	1.14%***
Ratio of net investment income (loss) to average net assets (b)	3.29%	2.12%	2.95%***
Portfolio Turnover	18%	26%	46%****
*
Unaudited

**
Commenced operations February 6, 2017

***
Annualized

****
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(c)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(d)
Ratios of expenses to average net assets:
■
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).
■
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)
1. Organization of the Trust
Pear Tree Funds, (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has five active series (each a “Fund” and collectively the “Funds”), each with its own investment objective and strategy, and each currently offering and selling shares of beneficial interests in accordance with its current prospectus. These financial statements only include financial statements for the Funds.
Pear Tree Polaris Small Cap Fund (“Small Cap”) seeks maximum long-term capital appreciation.
Pear Tree Quality Fund (“Quality”) seeks long-term growth of capital.
Pear Tree PanAgora Emerging Markets Fund (“Emerging Markets”) seeks long-term growth of capital.
Pear Tree Polaris Foreign Value Fund (“Foreign Value”) seeks long-term capital growth and income.
Pear Tree Polaris Foreign Value Small Cap Fund (“Foreign Value Small Cap”) seeks long-term capital growth and income.
Each of the Funds is a “non-diversified company,” within the meaning of the 1940 Act, other than Emerging Markets, which is a “diversified company.”
A sixth series of the Trust, Pear Tree PanAgora Emerging Markets Risk Parity Fund (“Risk Parity Fund”), was reorganized and merged into Pear Tree PanAgora Emerging Markets Fund in May 2018, and was terminated. A seventh series of the Trust currently is in formation. These financial statements do not include financial statements for Risk Parity Fund or the seventh series currently in formation.
As the Trust is an investment company, each Fund accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.
The Trustees of the Trust (the “Trustees”) have authorized each Fund to issue three classes of shares, designated as Ordinary Shares, Institutional Shares and R6 Shares. During the period covered by these financial statements, each Fund offered Ordinary Shares and Institutional Shares. Beginning February 6, 2017, each of Foreign Value and Foreign Value Small Cap also offered R6 Shares. The three classes differ principally in their respective expense structures and minimum investment requirements. Each class of shares of a Fund represents an interest in the same portfolio of investments of that Fund and has equal rights to voting (except as noted in the following sentence), redemptions, dividends and liquidation. Ordinary Shares bear distribution (Rule 12b-1) fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Ordinary Share shareholders pursuant to Rule 12b-1. There is no 12b-1 distribution plan applicable to Institutional Shares or R6 shares of any Fund.
At times, a Fund’s investments may include investments in industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. To the extent that a Fund is permitted to invest in foreign markets, especially emerging markets or countries with limited or developing markets, such investments may subject the Fund to a greater degree of risk than in the U.S. market or a developed market. Risks associated with these foreign and developing markets include political, social or economic factors and may affect the price of a Fund’s investments and income generated by these investments, as well as a Fund’s ability to repatriate such amounts. Information regarding each Fund’s principal investment risks is contained in the Funds’ prospectus. Please refer to the Funds’ prospectus when considering a Fund’s investment risks.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
Security Valuation
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Trustees, which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when Fund shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access

•
Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input (with Level 1 being the highest level input and Level 3 being the lowest level input) that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2018:
	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at September 30, 2018
	Level 1	Level 2	Level 3	Total
Small Cap
Common Stock*	$127,302,456	$—	$—	$127,302,456
Real Estate Investment Trusts	7,626,770	—	—	7,626,770
Short Term Investments	1,957,338	—	—	1,957,338
Total	$136,886,564	$—	$—	$136,886,564
Quality
Common Stock*	$152,268,172	$—	$—	$152,268,172
Depositary Receipts	22,768,310	—	—	22,768,310
Short Term Investments	2,314,095	2,549,285	—	4,863,380
Total	$177,350,577	$2,549,285	$—	$179,899,862
Emerging Markets
Common Stock*	$79,556,396	$5,128,816	$—	$84,685,212
Common Stock Units	640,282	—	—	640,282
Depositary Receipts	9,773,675	—	—	9,773,675
Mutual Funds	848,700	—	—	848,700
Preferred Stock	2,400,548	—	—	2,400,548
Real Estate Investment Trusts	218,658	—	—	218,658
Short Term Investments	—	592,769	—	592,769
Total	$93,438,259	$5,721,585	$—	$99,159,844
Foreign Value
Common Stock*	$2,963,842,442	$80,267,876	$—	$3,044,110,318
Depositary Receipts	248,722,451	—	—	248,722,451
Short Term Investments	243,543,808	—	—	243,543,808
Total	$3,456,108,701	$80,267,876	$—	$3,536,376,577
Foreign Value Small Cap
Common Stock*	$935,045,955	$64,097,794	$—	$999,143,749
Preferred Stock	16,824,678	—	—	16,824,678
Short Term Investments	32,065,658	—	—	32,065,658
Total	$983,936,291	$64,097,794	$—	$1,048,034,085

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.
Foreign Value Small Cap Common Stock
Balances as of 3/31/2018	$78,234
Realized gain (loss)	$—
Changed in unrealized appreciation (depreciation)	$(78,234)
Purchases	$—
Sales	$—
Transfer into Level 3	$—
Transfer out of Level 3	$—
Balances as of 9/30/2018	$-0-

*
Refer to Schedule of Investments for breakout by industry or country.

*
Transfers between Levels are recognized at the end of the reporting period.

*
Emerging Markets Fund transferred $ 1,984,560 out of Level 1 into Level 2 and $3,836,401 out of Level 2 into Level 1. Foreign Value Fund transferred $239,795,753 out of Level 2 into Level 1. Foreign Value Small Cap Fund transferred $5,440,429 out of Level 1 into Level 2 and $138,020,577 out of Level 2 into Level 1. Small Cap Fund and Quality Fund had no transfers at period end.

The reason securities were transferred into Level 1 from Level 2 was due to active pricing of the securities and the reason securities were transferred into Level 2 from Level 1 was due to inactive pricing of the securities.
*
For each Fund other than Small Cap and Quality, the aggregate market value of common stock labeled as Level 2 consists of the market value of the common stock labeled as Level 2 in the following industries. For Small Cap and Quality, no common stock was labeled as Level 2 as of September 30, 2018

	Emerging Markets	Foreign Value	Foreign Value Small Cap
Banks	$2,442,918	$80,267,876	$18,449,679
Chemicals	224,845	—	—
Construction Materials	61,370	—	—
Diversified Financial Services	—	—	5,440,429
Electric Utilities	—	—	20,486,535
Electronic Equipment, Instruments & Components	—	—	19,721,151
Oil, Gas & Consumable Fuels	1,877,819	—	—
Real Estate Management & Development	521,864	—	—
	$5,128,816	$80,267,876	$64,097,794
Offsetting Assets and Liabilities
The Funds have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of their financial statements to understand the effect of those arrangements on their financial position. During the six months ended September 30, 2018, the Funds were not subject to any master netting arrangements or similar agreements.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
The table below shows the offsetting assets and liabilities relating to the repurchase agreement shown on the Statement of Assets and Liabilities.
Repurchase Agreements	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Gross Amounts not offset in the Statement of Financial Position
				Financial Instruments	Collateral Pledged (Received)	Net Amount
Quality	$2,549,285	$—	$2,549,285	$2,549,285	$—	$—
Emerging Markets	592,769	—	592,769	592,769	—	—
The table below shows the type and maturity of non-cash collateral in relation to the value of repurchase agreements on the Statement of Assets and Liabilities.
		Maturity
Name	Fund/Collateral Type	Up to 30 Days	30–90 Days	Greater than 90 Days	Total
Quality	U.S. Treasury Obligations	$—	$—	$2,549,285	$2,549,285
Emerging Markets	U.S. Treasury Obligations	—	—	592,769	592,769
The table below shows the offsetting assets and liabilities relating to the securities lending arrangements shown on the Statement of Assets and Liabilities.
Security Lending	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Gross Amounts not offset in the Statement of Financial Position
				Financial Instruments	Collateral Pledged (Received)	Net Amount
Small Cap	$175,809	$—	$175,809	$175,809 (a)	$—	$—
Quality	2,314,095	—	2,314,095	2,314,095 (a)	—	—
(a)
Collateral for securities on loan is included in the Schedule of Investments.

The table below shows the type and maturity of non-cash collateral in relation to the value of lent securities on the Statement of Assets and Liabilities.
		Maturity
Name	Fund/Collateral Type	Up to 30 Days	30–90 Days	Greater than 90 Days	Total
Small Cap	Money Market	$175,809	$—	$—	$175,809
Quality	Money Market	2,314,095	—	—	2,314,095
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as, among

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
other things, this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss with respect to these arrangements to be minimal.
Reorganization of Pear Tree PanAgora Risk Parity Emerging Markets Fund
On May 9, 2018, Pear Tree PanAgora Emerging Markets Fund, a series of the Trust (“Emerging Markets Fund”), acquired all of the net assets of Pear Tree PanAgora Risk Parity Emerging Markets Fund, another series of the Trust (“Risk Parity Fund”), pursuant to an agreement and plan of reorganization (the “Plan of Reorganization”). The Plan of Reorganization was approved by the Trustees of the Trust on February 8, 2018 for Risk Parity Fund and Emerging Markets Fund as parties to the transactions contemplated by the Plan of Reorganization (collectively, the “Reorganization”), and separately for Emerging Markets Fund as the holder of more than 90 percent of Risk Parity Fund’s outstanding voting shares. The other Risk Parity Fund shareholders were not asked to vote on or approve the Plan of Reorganization, and their vote or approval was not required to effect the Reorganization as proposed. The purpose of the Reorganization was to combine two funds managed by the same investment sub-adviser with comparable investment objectives and strategies.
The Reorganization was accomplished by the exchange of all of the assets of Risk Parity Fund and the assumption by Emerging Markets Fund of all liabilities of Risk Parity Fund, and then the liquidation of Risk Parity Fund. Risk Parity Fund shareholders (other than Emerging Markets Fund), which as of the time of the Reorganization held Risk Parity Fund shares representing approximately 2.8 percent of Risk Parity Fund’s net assets, or $1,709,958, received shares of Emerging Markets Fund having an aggregate value of $1,709,958. Immediately prior to the Reorganization, the net assets of Emerging Markets Fund were $114,570,815.
The Reorganization was intended to qualify for federal income tax purposes as a tax-free liquidation as to Emerging Markets Fund in its capacity as a shareholder of Risk Parity Fund, and a tax-free reorganization as to all other shareholders of Risk Parity Fund. For financial reporting purposes, assets received and shares issued by Emerging Markets Fund were recorded at fair value. For federal income tax purposes, the cost basis of the assets received from Risk Parity Fund was carried forward to align ongoing reporting of Emerging Markets Fund’s realized and unrealized gains and losses with amounts distributable to shareholders.
Subsequent Events
In preparing these financial statements, the Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financials were issued. There were no events or transactions that occurred during the period that materially impacted the accounts or disclosures in the Funds’ financial statements.
Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (i.e., the date the order to buy or sell is executed, which may or may not be the settlement date). Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Distributions received on securities that represent a return of capital or a capital gain are recorded as reductions of cost of investments and/or as realized gains. Each Fund estimates the components of distributions that may be considered nontaxable distributions or capital gain distributions for tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund’s investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
Reverse Repurchase Agreements
When a Fund participates in a reverse repurchase transaction, the Funds’ custodian takes possession through the federal book-entry system of those securities of the counterparty collateralizing the counterparty’s obligation under the reverse repurchase transaction. Collateral is marked-to-market daily to confirm that the market value of the underlying assets remains sufficient to cover the counterparty’s obligation to the participating Fund. The Funds may experience costs and delays in liquidating the collateral if the counterparty or the issuer of the collateral defaults or enters into bankruptcy.
Counterparty Credit Risk
Some transactions in which a Fund may engage involve instruments that are not traded on an exchange. Rather, these instruments are traded between counterparties based on contractual relationships. As a result, the Fund is subject to the risk that the counterparty will not perform obligations under the related contract. Although the Fund expects to enter into transactions only with counterparties believed by the Fund’s investment manager or sub-adviser to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.
The purchase of participatory notes involves risk that is in addition to the risks normally associated with a direct investment in the underlying securities. A Fund holding a participatory note is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note.
Foreign Currency Transactions
All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the time of valuation. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
Forward Foreign Currency Contracts
Certain Funds may engage in forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values.
Spot Foreign Currency Contracts
Certain funds may engage in spot foreign currency contracts. A spot foreign currency contract is an obligation to buy or sell with one currency a specified amount of another currency at the prevailing exchange rate for immediate settlement on the spot date, which is generally T + 2. Although these transactions are instantaneous and may mitigate unwanted foreign exchange exposure, they are subject to movements in the spot exchange rate (i.e., the prevailing exchange rate at the time of the transaction), which can be unpredictable.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
At September 30, 2018, the following Funds had Spot Foreign Currency Contracts:
Small Cap Fund
Currency to deliver	Local Value	In exchange for	Settlement Date	Unrealized appreciation (depreciation)
United States Dollar	21,280	27,809*	10/01/2018	$(238)
				$(238)
* Canadian Dollar
Emerging Markets Fund
Currency to deliver	Local Value	In exchange for	Settlement Date	Unrealized appreciation (depreciation)
United States Dollar	364,638	5,180,510*	10/01/2018	$(1,346)
				$(1,346)
* South African Rand
Foreign Value Fund
Currency to deliver	Local Value	In exchange for	Settlement Date	Unrealized appreciation (depreciation)
Pound Sterling (UK)	22,077,705	28,890,884*	10/01/2018	$(72,841)
Pound Sterling (UK)	12,527,500	16,333,355*	10/02/2018	18,800
				$(54,041)

United States Dollar	902,986	775,229**	10/01/18	$1,899
				$1,899
* United States Dollar
**Euro (EU)
Foreign Value Small Cap Fund
Currency to deliver	Local Value	In exchange for	Settlement Date	Unrealized appreciation (depreciation)
Hong Kong Dollar	2,163,249	276,797*	10/02/2018	$384
Hong Kong Dollar	5,027,254	642,502*	10/03/2018	135
				$519
*United States Dollar
Securities Lending
To generate additional income, each of Small Cap, Quality, and Emerging Markets lends its securities to institutional investors using Securities Finance Trust Company (“eSecLending”) as its lending agent. Small

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
Cap, Quality, and Emerging Markets may each lend up to 30 percent of its assets pursuant to certain agreements (“Securities Lending Agreements”) requiring that the loan be continuously secured. Securities loaned are arranged by eSecLending with certain pre-approved borrowers, typically broker-dealers acting on behalf of institutional clients. The borrowers are required to provide cash or securities as collateral against loaned securities in the amount of 105 percent of the market value of borrowings for loans of non-U.S. equities and non-U.S. fixed income securities, and 102 percent of the borrowings for loans of U.S. equities and U.S. fixed income securities. Collateral is marked-to-market daily. Cash collateral is invested in a registered money market fund.
Risks, such as delay in recovery of lent securities, may occur should the borrower of the securities fail financially or should the value of the securities loaned increase above the value of the collateral received. eSecLending provides indemnification insurance via highly rated third party insurers to cover these potential risks.
At September 30, 2018, the following Funds had collateral and loans outstanding of:
	Value of Collateral	Value of Loaned Securities
Small Cap Fund	$175,809	$171,642
Emerging Markets Fund	2,314,095	2,268,138
Allocations of Trust Expenses
Trust expenses attributable to a specific Fund are allocated to that Fund. Trust expenses that are not attributed to a specific Fund are allocated among all Funds in proportion to the respective net assets of the Funds.
A Fund’s expenses allocable to a specific class of shares of that Fund, such as distribution (12b-1) fees and certain transfer agent fees, are allocated to that class. Fund expenses that are not attributable to a specific class, which includes management fees and custody expenses, are allocated to all classes in proportion to the respective net assets of the Fund’s classes. (See Note 3.)
Income, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. (See Note 3.)
Distributions to Shareholders
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by each Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Ordinary Shares incur distribution (12b-1) fees while Institutional Shares and R6 Shares do not. Distributions from net investment income for each Fund, if any, are declared and paid annually. Distributions from net realized gains for each Fund, if any, are generally declared and paid annually.
3. Management Fee, Advisory Contracts and Other Affiliate Transactions
Management Fees
The Trust has entered into a management agreement (the “Management Agreement”) with Pear Tree Advisors, Inc. (the “Manager”) with respect to each Fund. Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of investment sub-advisers, is paid monthly based on the average daily net asset value of each Fund for the month. The annual stated contractual rate of such fees is 1.00 percent of the average daily total net assets of each of the Funds except for Small Cap, for which there is an annual rate of 0.80 percent of the average daily total net assets, respectively.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
For the period of March 31, 2017 through July 31, 2019, with respect to Foreign Value and Foreign Value Small Cap, the Manager has agreed to waive a portion of its management fee that it would otherwise receive under the Management Agreement such that the actual aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of each such Fund would be calculated using an annual rate of 0.90 percent of that Fund’s Net Assets, as such term is defined in the Management Agreement. Prior to July 31, 2019, this arrangement only may be terminated by the Trustees in their sole discretion.
Beginning December 1, 2013, the Manager has agreed until July 31, 2019 to waive a portion of its management fee relating to Quality Fund such that the aggregate management fee to be received by the Manager during the waiver period would be determined using (a) an annual rate of 0.75 percent of Quality Fund’s average daily net assets if the Quality Fund’s average daily net assets are up to and including $125 million, and (b) thereafter, an annual rate of 0.50 percent of Quality Fund’s average daily net assets for amounts in excess of $125 million. Prior to July 31, 2019, this arrangement only may be terminated by the Trustees in their sole discretion.
Beginning March 18, 2016, the Manager contractually agreed until July 31, 2019 to waive such portion of the management fees that it would otherwise receive under its agreement with the Trust for serving as investment manager to Emerging Markets Fund, such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Emerging Markets Fund would be calculated using (a) an annual rate of 0.78 percent if Emerging Markets Fund’s net assets are up to $300 million, (b) an annual rate of 0.83 percent if Emerging Markets Fund’s net assets are between $300 million and $600 million, and (c) an annual rate of 0.88 percent if Emerging Markets Fund’s net assets are in excess of $600 million. Prior to July 31, 2019, this arrangement only may be terminated by the Trustees in their sole discretion.
In addition, under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap Fund to the extent that the total expenses of Small Cap Fund individually exceed 2 percent of average net assets for any fiscal year. Small Cap Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.
For the six months ended September 30, 2018, aggregate management fees exclusive of fee waivers and Fund reimbursements, from all Funds were $19,695,623.
Sub-Advisory Fees
The Manager has entered into sub-advisory contracts with the following sub advisers (collectively the “Sub-Advisers”) to provide investment sub-advisory services to the following Funds: Chartwell Investment Partners, LLC (Quality), PanAgora Asset Management, Inc. (Emerging Markets), and Polaris Capital Management, LLC (Small Cap, Foreign Value and Foreign Value Small Cap).
For services rendered, the Manager pays to the Sub-Advisers of a Fund a fee based on a percentage of the average daily total net assets of the Fund. The fee for each Fund is determined separately. During the six months ended September 30, 2018, the fees paid by the Manager to the Sub-Advisers of the Funds were as follows:
Small Cap	0.25% of the first $100 million and 0.30% of amounts in excess of $100 million but less than $200 million and 0.325% of amounts in excess of $200 million of average daily total net assets

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
Quality	0.10% of the first $100 million and 0.08% of amounts in excess of $100 million but less than $250 million and 0.06% of amounts in excess of $250 million of average daily total net assets
Emerging Markets	0.25% of the first $300 million and 0.30% of amounts in excess of $300 million but less than $600 million and 0.35% of amounts in excess of $600 million of average daily total net assets
Foreign Value	0.35% of the first $35 million and 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.35% of the first $35 million and 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of amounts in excess of $200 million of average daily total net assets.
As of March 31,2017 and until July 31, 2019, the Sub-Adviser to each of Foreign Value and Foreign Value Small Cap Fund has contractually agreed to waive its sub-advisory fees such that the aggregate sub-advisory fee that the Sub-Adviser would receive during the waiver period would be calculated using the following annual rates:
Foreign Value	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets.
This sub-advisory fee waiver only may be terminated upon the termination of the corresponding management fee waiver, and the corresponding management fee waiver only may be terminated with the approval of the Trustees.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
Distribution Fees, including Fees under 12b-1 Plans
The Funds have entered into a distribution agreement (the “Distribution Agreement”) with U.S. Boston Capital Corporation (the “Distributor”). For its services under the Distribution Agreement, the Distributor receives the distribution (12b-1) fees, that is, 0.25 percent of the average daily net asset value of the Ordinary Shares of the Funds, payable monthly.
Holders of Institutional Shares and R6 Shares pay no portion of the 12b-1 Plan expenses of the Funds applicable to Ordinary Shares, and neither Institutional Shares nor R6 Shares are subject to any other distribution plan adopted pursuant to Rule 12b-1. Holders of Institutional Shares and R6 Shares also are not entitled to vote on matters involving the 12b-1 Plan applicable to Ordinary Shares. During the six months ended September 30, 2018, the aggregate 12b-1 distribution fees of the Funds were $1,903,230.
Transfer Agent Fees
Transfer agent functions are provided to the Funds by Pear Tree Institutional Services, a division of the Manager (the “Transfer Agent”), pursuant to a transfer agent agreement (the “Transfer Agent Agreement”). The Transfer Agent Agreement, provides for with respect to Ordinary Shares and Institutional Shares, base fees, that are payable to the Transfer Agent at an annual rate of 0.16 percent of the average daily total net asset value of each such class, and with respect to R6 Shares, base fees payable at an annual rate of 0.01 percent of the average daily total net asset value of R6 Shares. The Transfer Agent also is entitled to reimbursement of out of pocket expenses.
As of March 31, 2017 and through July 31, 2019, the Transfer Agent has contractually agreed to waive such portion of the base fees that it would otherwise receive for serving as the transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares of each of Small Cap, Foreign Value and Foreign Value Small Cap would be calculated using an annual rate of 0.04 percent of that Fund’s net assets attributable to Institutional Shares. Effective June 1, 2017 through July 31, 2019, the Transfer Agent has contractually agreed to waive such portion of the base fees that it would otherwise receive for serving as the transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares of each of Quality and Emerging Markets would be calculated using an annual rate of 0.04 percent of that Fund’s net assets attributable to Institutional Shares. Prior to July 31, 2019, those arrangements only may be terminated by the Trustees in their sole discretion.
During the six months ended September 30, 2018, the aggregate amount of transfer agent fees paid by the Funds, exclusive of fee waivers, was $1,784,705.
Fund Administration Fees
Pursuant to an Administration Agreement, the Manager provides certain administrative services to the Funds. During the six months ended September 30, 2018, the aggregate amount of fees paid by all Funds pursuant to this agreement was $597,500.
The Trustees have approved reimbursement to the Manager for a percentage of the compensation (including benefits) paid by the Manager to the Trust’s Chief Compliance Officer. For the six months ended September 30, 2018, the Trust reimbursed the Manager a portion of the Chief Compliance Officer’s compensation in the aggregate amount of $122,244.
Custody and Fund Accounting
Custody and fund accounting services are provided to the Funds by State Street Bank and Trust Company (‘State Street”). To the knowledge of the Trust, State Street is not affiliated with the Manager, any Sub-Adviser, or the Distributor. Custody credits generated by interest earned on un-invested cash balances maintained by the Funds are used to offset custodial expenses of the Funds.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
Trustees’ Fees
For the six months ended September 30, 2018, each Trustee who was not an “interested person” of the Trust, as that term is defined in the 1940 Act, received a fee for serving in that role in the aggregate amount of $39,500, and each of the Chairman of the Audit Committee and the Lead Independent Trustee received additional payments in the aggregate amount of  $3,000. All fees paid to the Trustees were allocated among the Funds in proportion to their respective net assets. Compensation for the services of the Trustee who was an interested person of the Trust during that period was paid by the Manager.
4. Purchases and Sales
During the six months ended September 30, 2018, purchases of investment securities other than U.S. Government obligations and short-term investments for Small Cap, Quality, Emerging Markets, Foreign Value, and Foreign Value Small Cap, were $24,522,824, $54,432,707, $122,055,322, $1,093,698,177, and $357,515,190, respectively. Sales of such securities for the Funds were $12,693,671, $22,594,053, $128,178,890, $204,403,841 and $169,403,680, respectively.
5. Contingent Liability
The Trust maintains a joint fidelity bond with the Funds’ Transfer Agent through ICI Mutual Insurance Company (“ICI Mutual”). The annual premium is allocated among the Funds and the Transfer Agent. Additionally, the Funds have committed to ICI Mutual up to 300 percent of the annual premium, one-third of which was provided in cash, with each Fund’s pro rata portion recorded as an asset. The remainder is secured with an irrevocable letter of credit.
6. Concentration of Risk
The relatively large investments of Emerging Markets, and from time to time Foreign Value and Foreign Value Small Cap, in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of each Fund’s investments and the income they generate, as well as each Fund’s ability to repatriate such amounts.
7. Federal Income Taxes
It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code (“IRC”) applicable to regulated investment companies. Therefore, no Federal income tax provision is required.
The tax components of capital shown in the following table represent losses or deductions the portfolios may be able to offset against income and gains realized in future years.
Certain Funds had capital loss carryovers at March 31, 2018. The accumulated capital losses noted in the table may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
March 31, 2018
Portfolio	Capital Loss Short Term No Expiration Short Term	Capital Loss Long Term No Expiration Long Term	Total Capital Loss
Small Cap	$—	$—	$—
Quality	—	—	—
Emerging Markets	1,767,564	4,830,659	6,598,223
Foreign Value	—	—	—
Foreign Value Small Cap	—	—	—
For the year ended March 31, 2018, capital losses utilized were as follows, Emerging Markets $ 6,998,512, Foreign Value $ 164,957,808 and Foreign Value Small Cap $ 11,868,387. The Emerging Markets Fund had $18,600,610 in capital loss carryforwards which expired March 31, 2018.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by the tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017, or expected to be taken in the Funds’ 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
8. Transactions in Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:
	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Dollars	Shares	Dollars
Small Cap
Ordinary Shares
Shares sold	376,365	$10,266,789	175,545	$4,575,470
Shares issued in reinvestment of distributions	—	—	195,399	5,058,875
Contributions to capital from investment managers/ brokers	—	—	—	1,838
Shares redeemed	(166,731)	(4,545,853)	(224,646)	(5,885,752)
Net Change	209,634	5,720,936	146,298	3,750,431
Institutional Shares
Shares sold	856	$27,691	9,184	$281,995
Shares issued in reinvestment of distributions	—	—	13,241	404,102

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Dollars	Shares	Dollars
Contributions to capital from investment managers/ brokers	—	—	—	128
Shares redeemed	(1,299)	(43,810)	(10,951)	(335,155)
Net Change	(443)	(16,119)	11,474	351,070
Total Net Change For Fund		$5,704,817		$4,101,501
Quality
Ordinary Shares
Shares sold	1,692,088	$35,760,053	317,127	$6,079,159
Shares issued in reinvestment of distributions	—	—	336,426	6,486,299
Contributions to capital from investment managers/ brokers	—	—	—	—
Shares redeemed	(333,462)	(6,729,520)	(502,432)	(9,549,314)
Net Change	1,358,626	29,030,533	151,121	3,016,144
Institutional Shares
Shares sold	113,022	$2,556,981	57,641	$1,202,758
Shares issued in reinvestment of distributions	—	—	20,675	426,097
Contributions to capital from investment managers/ brokers	—	—	—	—
Shares redeemed	(128,229)	(2,745,585)	(129,537)	(2,628,696)
Net Change	(15,207)	(188,604)	(51,221)	(999,841)
Total Net Change For Fund		$28,841,929		$2,016,303
Emerging Markets
Ordinary Shares
Shares sold	234,395	$5,190,941	343,477	$7,799,053
Shares issued in reinvestment of distributions	—	—	47,115	1,040,297
Contributions to capital from investment manager/ brokers	—	—	—	—
Shares redeemed	(599,031)	(12,628,286)	(676,471)	(15,028,789)
Net Change	(364,636)	(7,437,345)	(285,879)	(6,189,439)
Institutional Shares

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Dollars	Shares	Dollars
Shares sold	21,065	$469,534	46,579	$1,056,004
Shares issued in reinvestment of distributions	—	—	4,923	110,184
Contributions to capital from investment managers/ brokers	—	—	—	—
Shares redeemed	(22,651)	(492,511)	(108,852)	(2,346,034)
Net Change	(1,586)	(22,977)	(57,350)	(1,179,846)
Total Net Change For Fund		$(7,460,322)		$(7,369,285)
Foreign Value
Ordinary Shares
Shares sold	1,459,552	$32,324,092	4,307,126	$91,524,682
Shares issued in reinvestment of distributions	—	—	246,854	5,374,020
Contributions to capital from investment manager/ brokers	—	—	—	—
Shares redeemed	(3,419,272)	(75,492,009)	(8,684,692)	(185,185,863)
Net Change	(1,959,720)	(43,167,917)	(4,130,712)	(88,287,161)
Institutional Shares
Shares sold	45,576,346	$1,008,849,612	34,975,044	$756,125,336
Shares issued in reinvestment of distributions	—	—	440,028	9,553,013
Contributions to capital from investment managers/ brokers	—	—	—	333
Shares redeemed	(3,821,584)	(84,374,749)	(13,177,244)	(267,470,375)
Net Change	41,754,762	924,474,863	22,237,828	498,208,307
R6 Shares
Shares sold	2,940,742	$34,890,631	21,600,757	$235,657,033
Shares issued in reinvestment of distributions	—	—	98,772	1,149,709
Contributions to capital from investment managers/ brokers	—	—	—	—
Shares redeemed	(769,979)	(9,132,988)	(1,657,129)	(19,105,081)

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2018 (Unaudited)
	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Dollars	Shares	Dollars
Net Change	2,170,763	25,757,643	20,042,400	217,701,661
Total Net Change For Fund		$907,064,589		$627,622,807
Foreign Value Small Cap
Ordinary Shares
Shares sold	1,085,590	$16,744,536	3,888,870	$60,228,453
Shares issued in reinvestment of distributions	—	—	507,345	7,945,023
Contributions to capital from investment managers/ brokers	—	—	—	1,736
Shares redeemed	(5,474,951)	(84,868,593)	(3,716,330)	(57,596,373)
Net Change	(4,389,361)	(68,124,057)	679,885	10,578,839
Institutional Shares
Shares sold	20,625,235	$321,150,134	19,776,470	$306,713,992
Shares issued in reinvestment of distributions	—	—	992,774	15,556,768
Contributions to capital from investment managers/ brokers	—	—	—	3,125
Shares redeemed	(4,933,371)	(75,251,335)	(5,661,274)	(87,115,600)
Net Change	15,691,864	245,898,799	15,107,970	235,158,285
R6 Shares
Shares sold	162,926	$1,940,495	874,462	$10,185,806
Shares issued in reinvestment of distributions	—	—	20,618	247,826
Contributions to capital from investment managers/ brokers	—	—	—	57
Shares redeemed	(138,769)	(1,658,410)	(147,500)	(1,779,923)
Net Change	24,157	282,085	747,580	8,653,766
Total Net Change for Fund		$178,056,827		$254,390,890

PEAR TREE FUNDS

INFORMATION FOR SHAREHOLDERS (Unaudited)

Quarterly Portfolio Disclosure
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information). For a complete list of a fund’s portfolio holdings, you may also view the most recent monthly holdings report, semi-annual report or annual report on the Pear Tree Funds’ web site at www.peartreefunds.com.
Portfolio Proxy Voting Policies and Information
Information on the Funds’ proxy voting policies and on how the Pear Tree Funds voted proxies related to portfolio securities for the 12-month period ended June 30, 2018 is available without charge online at www.peartreefunds.com and at www.sec.gov. You may also call 1-800-326-2151 to request a free copy of the proxy voting information or the proxy voting policies.
Household Delivery of Fund Documents
With your consent, the Trust may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the Funds. If you wish to revoke your consent to this practice, you may do so by notifying the Fund’s transfer agent, by phone or in writing (see “For Account Information”). The mailing of separate proxy statements, prospectuses and shareholder reports will begin within 30 days after receiving your notice.

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL (Unaudited)

The Trustees, including the Independent Trustees, oversee the management of each Fund. As required by law, the Trustees, including the Independent Trustees acting separately, determine whether to approve amendments to the Management Contract, any new or amended Sub-Advisory Agreement. They also determine annually whether to continue the Management Contract with respect to each Fund as well as the Sub-Advisory Agreement for each Fund.
At their May 16, 2018 meeting, the Trustees considered the Management Contract and each Sub-Advisory Agreement with PanAgora and Polaris separately from the Sub-Advisory Agreement between the Manager and Chartwell. Approval of the Chartwell Sub-Advisory Agreement is described separately.
In connection with their meeting held on May 16, 2018, the Trustees received and reviewed a substantial amount of information provided by the Manager and the Sub-Advisers in response to requests of the Independent Trustees and their independent legal counsel. Throughout their consideration of the agreements, the Independent Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and the Independent Trustees also met separately in executive session with their independent legal counsel.
Based on the Trustees’ evaluation of the information provided by the Manager and the Sub-Advisers, as well as other information, the Trustees, including all of the Independent Trustees, determined that the overall arrangements with respect to each Fund and the Manager and each Sub-Adviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Manager, its affiliates and the Sub-Advisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including the Independent Trustees, unanimously approved the continuation of the Management Contract and the Sub-Advisory Agreement with respect to each Fund for an additional one-year period, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent and quality of the services provided by the Manager and the Sub-Advisers to the Funds, taking into account the investment objective and strategy of each Fund and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Funds. In addition, the Trustees reviewed the resources and key personnel of the Manager and each Sub-Adviser, particularly noting those employees who provide investment and risk management services to the Funds. The Trustees also considered other services provided to the Funds by the Manager or the Sub-Advisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Manager’s role as administrator to the Funds, noting the amount of fees that the Manager receives for its services. The Trustees considered the role of the Manager in monitoring adherence to the Funds’ investment guidelines, providing support services for the Trustees and Trustee committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Funds and with applicable securities laws and regulations.
The Trustees, including the Independent Trustees, concluded that the nature, extent and quality of the services provided by the Manager and the Sub-Adviser to each Fund were appropriate and consistent with the terms of the Management Contract and the Sub-Advisory Agreements, and that, taking into account steps taken to address each Fund whose performance lagged that of its peers for certain periods, the quality of those services had been consistent with or superior to quality norms in the industry and the Funds were likely to benefit from the continued provision of those services. They also concluded that the Manager and each Sub-Adviser had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its continuing ability to attract well-qualified personnel.

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (Unaudited) (continued)

Management Fees and Expenses
The Trustees reviewed the contractual investment advisory and sub-advisory fee rates payable by each Fund and the Manager, respectively, as well as actual fees paid by each Fund, net of waivers. As part of its review, the Trustees considered each Fund’s management fee, sub-advisory fee, and total expense ratio (both before and after giving effect to any expense caps), as compared to the fees and expense ratios of similarly managed funds selected by Broadridge, an independent data provider. The Trustees noted specifically that the expense ratios of Quality Fund and Foreign Value Fund were higher than many of their peers, and Small Cap was higher than some of its peers. The Trustees also noted that, because the Manager does not have any clients other than the Funds, it could not consider the comparability of the fees charged and the services provided to each Fund by the Manager and services provided to other clients of the Manager.
Additionally, the Trustees considered the willingness of the Manager to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. For example, the Trustees considered the reorganization of Risk Parity Fund into Emerging Markets Fund and noted how this reorganization lowered the Emerging Markets Fund’s expenses. The Trustees also considered how the Manager continued to waive the portion of its management fee with respect to Emerging Markets Fund.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Manager and the Sub-Advisers, the Trustees, including the Independent Trustees, concluded that the fees and the expense ratio of each Fund are reasonable in relation to the services provided.
Profitability
The Trustees reviewed the level of profits realized by the Manager and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Trustees considered other direct and indirect benefits received by the Manager and its affiliates in connection with their relationships with the Funds.
The Trustees, including the Independent Trustees, concluded that the profitability of the Manager with respect to each of the Funds, and the profitability range of each of the Manager’s affiliates with respect to its services to the Funds, were reasonable in relation to the services provided.
Performance of the Funds
The Trustees considered the performance results of each Fund over various time periods. They reviewed information comparing each Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge, and with the Fund’s benchmark index.
The Trustees noted that the performance of Quality Fund has improved in relation to its peers (as selected by Broadridge) year despite the change in Sub-Adviser. They also noted that, although Emerging Markets Fund has had some performance challenges over the past year identified by Broadridge, there has been a recent improvement since the reorganization of Risk Parity Fund into Emerging Markets Fund. Thus, the Trustees were satisfied with the actions taken by the Sub-Adviser to improve performance.
Economies of Scale
The Trustees considered information about the potential for the Manager to realize economies of scale as the assets of the Funds increase. They noted that, although many Funds pay advisory fees at a base fixed rate as a percentage of net assets, the actual management fee rate paid by some of the Funds, after fee waivers and contractual expense limitations, was closer to the mean management fee rate of the

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (Unaudited) (continued)

Fund’s peer group identified by Broadridge. The Trustees also noted that the Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Funds.
Based on all of the information they reviewed, the Trustees, including the Independent Trustees, concluded that the current fee structure of each Fund was reasonable and that the current rates of fees reflect a sharing between the Manager and the Fund of economies of scale at the current asset level of the Fund.
Other Benefits to the Manager
The Trustees also considered benefits that accrue to the Manager and its affiliates from their relationships with the Funds. They recognized that two affiliates of the Manager separately serve the Funds as transfer agent and distributor, and each receives compensation directly from the Funds for services provided. The Trustees, including the Independent Trustees, concluded that, other than the services provided by the Manager and its affiliates pursuant to the agreements and the fees to be paid by each Fund therefore, the Funds and the Manager may potentially benefit from their relationship with each other in other ways. They also concluded that, among other things, success of any Fund could attract other business to the Manager, and that the success of the Manager could enhance the Manager’s ability to serve the Funds.
* * *
After full consideration of the above factors, as well as other factors, the Trustees, including the Independent Trustees, concluded at their May 16, 2018 meeting that the proposed continuation of the Management Contract and the Sub-Advisory Agreement with respect to each Fund for another year was in the best interest of the respective Funds and their shareholders.
* * *
Approval of Chartwell Sub-Advisory Agreement
In connection with the review of the Sub-Advisory Agreement between the Manager and Chartwell (the “Chartwell Sub-Advisory Agreement”), the Trustees evaluated information provided by the Manager and Chartwell in accordance with Section 15(c) of the 1940 Act. The Trustees also reviewed information that they had received from the Manager in connection with the May 2017 renewal of the investment sub-advisory agreement between the Manager and Columbia relating to Quality Fund. The Trustees considered such information and other factors as they believed to be relevant, including the Manager’s recommendations to provisionally appoint Chartwell as Quality Fund’s sub-adviser and approve the Chartwell Sub-Advisory Agreement at their February 8, 2018 meeting and definitively approve them at their May 16, 2018 meeting, and they did not identify any single factor as controlling. In considering these matters, the Trustees were advised with respect to relevant legal standards by independent counsel. In addition, the Independent Trustees discussed the appointment of Chartwell and the approval of the Chartwell Sub-Advisory Agreement with the Manager and in private sessions with independent counsel at which no representative of the Manager or Chartwell was present.
Nature, Extent and Quality of Services
Among other things, the Trustees considered the nature, extent and quality of the services to be performed by Chartwell under the sub-advisory arrangement. In managing the Quality Fund portfolio, the Manager, in consultation with the sub-adviser, periodically selects what it believes is a well-managed mutual fund (a “target portfolio”) and then purchases and sells Quality Fund assets such that Quality Fund’s portfolio generally holds the same securities and in the same percentages as the target portfolio as of the end of the target portfolio’s most recent fiscal quarter. Chartwell is expected to continue performing the same specific duties as Columbia performed, that is, in addition to assisting the Manager to select a target portfolio, Chartwell is expected to assist the Manager in selecting specific securities for the Quality Fund portfolio, and to implement a trading strategy for Quality Fund.
The Trustees noted the reputation, qualifications and background of Chartwell, Chartwell’s financial condition, the experience and skills of those investment personnel who were responsible for the day-to-day

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (Unaudited) (continued)

management of Quality Fund, and the resources to be made available to such personnel. The Trustees also noted that the Trust’s Chief Compliance Officer had reported that she had reviewed and will continue to monitor Chartwell’s Code of Ethics and Compliance Program. She also advised the Trustees that no material concerns have been reported.
The Trustees also discussed the acceptability of the terms of the Chartwell Sub-Advisory Agreement, including that the Chartwell Sub-Advisory Agreement had terms similar to the terms of the previous sub-advisory agreement in all material respects.
Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, the Manager’s recommendation that the Trustee approve entering into the Chartwell Sub-Advisory Agreement with Chartwell, which is unaffiliated with the Manager, the Trustees concluded that Chartwell was in a position to continue to provide services of a reasonably high quality to Quality Fund.
Performance
The Trustees also considered the investment approach of Chartwell for Quality Fund. The Trustees noted that the Chartwell does not manage other accounts or funds having investment strategies similar to Quality Fund’s.
Comparative Fees, Costs of Services & Profits
The Trustees also considered Chartwell’s proposed sub-advisory fee under the Chartwell Sub-Advisory Agreement and noted that it is identical to the fees received by the previous sub-adviser, Columbia. The Trustees also evaluated the competitiveness of the sub-advisory fee based upon data previously supplied by the Manager, as well as information provided to the Trustees at their May 16, 2018 meeting. The Trustees took these factors into consideration in concluding that the amount of the sub-advisory fee was reasonable.
The Trustees considered that Quality Fund does not receive soft dollars when trading on behalf of its clients, including Quality Fund, and thus does not receive any material benefit for serving as the sub-adviser to Quality Fund other than its sub-advisory fee.
Economies of Scale
The Trustees recognized that, because Chartwell’s fees would be paid by the Manager and not Quality Fund, the analysis of economies of scale and profitability was more appropriate in the context of the Trustees’ consideration of the Trust’s management agreement with the Manager, which was separately considered and renewed earlier at the May 16, 2018 Trustees’ meeting.
Conclusion
Based upon all of the information considered and the conclusions reached, a majority of the Trustees determined that the terms of the Chartwell Sub-Advisory Agreement were fair and reasonable and that the approval of the Chartwell Sub-Advisory Agreement was in the best interests of Quality Fund. As required by the 1940 Act, the Trustees’ approval was confirmed by a separate vote of a majority of the Independent Trustees.

PEAR TREE FUNDS

SERVICE PROVIDERS

Manager	Pear Tree Advisors, Inc., 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Subadvisers
Chartwell Investment Partners LLC, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312
PanAgora Asset Management, Inc., 470 Atlantic Avenue, 8th Floor, Boston, MA 02210
Polaris Capital Management, LLC, 121 High Street, Boston, MA 02110

Distributor	U.S. Boston Capital Corporation, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Custodian	State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111
Fund Accountant	State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111
Transfer Agent	Pear Tree Institutional Services, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400 Philadelphia, PA 19103
Legal Counsel	Sullivan & Worcester LLP, One Post Office Square Boston, MA 02109
For Account Information	For Pear Tree Funds information, contact your financial adviser or, if you receive account statements directly from Pear Tree Funds, you can also call 1-800-326-2151. Telephone representatives are available from 8:30 a.m. to 4:30 p.m. Eastern Time. Or visit our website, www.peartreefunds.com

55 Old Bedford Road
Suite 202
Lincoln, MA 01773
Address Service Requested
SIGN UP for fast, electronic delivery!
To register, go to: www.peartreefunds.com
© 2018 U.S. Boston Capital Corporation
Distributor of the Pear Tree Funds
Member, FINRA/SIPC

ITEM 2.	Code of Ethics

Not applicable for report period.

ITEM 3.	Audit Committee Financial Expert

Not applicable for report period.

ITEM 4.	Principal Accountant Fees and Services

Not applicable for report period.

ITEM 5.	Audit Committee of Listed Registrants

Not applicable.

ITEM 6.	Schedule of Investments

Not applicable.

ITEM 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

ITEM 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

ITEM 10	Submission of Matters to a Vote of Security Holders

Not applicable.

ITEM 11.	Controls and Procedures

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	Exhibits

(a)	Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

(b)	Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pear Tree Funds

By /s/ Willard L. Umphrey

Willard L. Umphrey, President

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Willard L. Umphrey

Willard L. Umphrey, President

Date:

By /s/ Leon Okurowski

Leon Okurowski, Treasurer

Date: November 29, 2018